UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-227783
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-23386
Amendment No. 19	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
614-249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Advisory Retirement Income Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-15
The date of this prospectus is May 1, 2021.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 75. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, refer to Appendix A: Underlying Mutual Fund Information. Nationwide may assess an additional charge on allocations to certain Sub-Accounts (see Low Cost Fund Fee). For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can visit their online account or contact the Service Center using any of the methods described in Contacting the Service Center.
•	Alger Capital Appreciation Portfolio: Class I-2 Shares
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - American High-Income Trust: Class 4
•	American Funds Insurance Series® - Asset Allocation Fund: Class 4

•	American Funds Insurance Series® - Global Growth Fund: Class 4
•	American Funds Insurance Series® - Growth Fund: Class 4
•	American Funds Insurance Series® - Growth-Income Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	American Funds Insurance Series® - The Bond Fund of America: Class 4
•	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	First Eagle Variable Funds - Overseas Variable Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
•	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Telecommunications Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
•	VanEck VIP Trust - Emerging Markets Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio

•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annual Adviser Fee Allowance – An amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee. Information on how to calculate the Annual Adviser Fee Allowance is in the Withdrawals to Pay Investment Advisory Fees provision.
Annual Adviser Fee Allowance Percentage – A specified percentage used to determine the Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance Percentage is identified in the Withdrawals to Pay Investment Advisory Fees provision.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Retirement Income DeveloperSM option, the Nationwide Lifetime Income® Rider Advisory option, and the Pro 4SM option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for the Retirement Income Developer option and Pro 4 option only), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Early Withdrawal – For purposes of the Retirement Income Developer option and the Pro 4 option, any withdrawal taken before the Withdrawal Start Date, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Excess Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year.
Excess Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code.
Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Advisory option, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Advisory option, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Standard Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Sub-Account Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of the Contract Owners’ interests in a specific Sub-Account after the deduction of underlying mutual fund expenses.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-15, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Retirement Income Developer option and the Pro 4 option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the Joint Option for the Retirement Income Developer option or the Joint Option for the Pro 4 option is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses). Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.15%
Administrative Charge	0.05%
Total Variable Account Charges	0.20%
Additional Optional Riders (assessed annually as a percentage of a benefit base)
Return of Premium Death Benefit Option Charge (the benefit base is the death benefit value)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base1)	1.25% [2]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base1)	0.15% [3]
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base4)	1.50% [5]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base4)	0.40% [6]
Maximum Pro 4 Option Charge (the benefit base is the Current Income Benefit Base7)	0.55% [8]
Maximum Joint Option for the Pro 4 Option Charge (the benefit base is the Current Income Benefit Base7)	0.15% [9]
Maximum Low Cost Fund Fee (assessed as an annualized percentage of Sub-Account Daily Net Assets on certain Sub-Accounts)	0.35% [10]

[1]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision.
[2]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
[3]	The Joint Option for the Retirement Income Developer option may only be elected if and when the Retirement Income Developer option is elected. This charge is in addition to the charge for the Retirement Income Developer option.
[4]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision.
[5]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
[6]	The Joint Option for the Nationwide Lifetime Income Rider Advisory option may only be elected if and when the Nationwide Lifetime Income Rider Advisory option is elected. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Advisory option. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
[7]	For information about how the Current Income Benefit Base is calculated, please see Determination of Current Income Benefit Base Prior to the First Lifetime Income Withdrawal in the Pro 4 Option provision.
[8]	Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.
[9]	The Joint Option for the Pro 4 option may only be elected if and when the Pro 4 option is elected. This charge is in addition to the charge for the Pro 4 option.
[10]	The Low Cost Fund Fee is only applicable to certain Sub Accounts (see Low Cost Fund Fee).

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.11%	3.69%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses. The Example does not reflect the assessment of the Low Cost Fund Fee, which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the contract (0.20%).
The Example does not reflect the deduction of charges associated with optional benefits for which charges are assessed via a redemption of Accumulation Units.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.69%)	$408	$1,237	$2,080	$4,257	*	$1,237	$2,080	$4,257	$408	$1,237	$2,080	$4,257
Minimum Total Underlying Mutual Fund Operating Expenses (0.11%)	$ 33	$ 102	$ 179	$ 403	*	$ 102	$ 179	$ 403	$ 33	$ 102	$ 179	$ 403
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Roth IRAs

•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments (see Dollar Limit Restrictions).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, or the Pro 4 option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this fee. For more information, including a list of Sub-Accounts to which the Low Cost Fund Fee applies, see Low Cost Fund Fee provision within the Standard Charges and Deductions section.
Optional Death Benefits
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the death benefit value.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Pro 4 Option
After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Pro 4 option is elected, the date the younger spouse reaches age 59 ½) the Pro 4 option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Pro 4 in the Pro 4 Option provision). Investment restrictions apply, see Income Benefit Investment Options.
The Pro 4 option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Pro 4 option may not be elected if the Retirement Income Developer option or Nationwide L.inc Rider Advisory option is elected.
If the applicant elects the Pro 4 option, Nationwide will deduct an additional charge not to exceed 0.55% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Pro 4 option is 0.45% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base (see Reset Opportunities in the Pro 4 Option provision). The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the Pro 4 option requires that the Contract Owner, until annuitization, allocate Contract Value according to certain parameters. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Pro 4 sub-section of Pro 4 Option). The cost of the Pro 4 option may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit resulting in the forfeiture of any associated guarantee, see Automatic Termination of the Pro 4 sub-section of the Pro 4 Option provision.
Joint Option for the Pro 4 Option
The Joint Option for the Pro 4 option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Pro 4 option, provided that certain conditions are satisfied.
If the applicant elects the Joint Option, Nationwide will deduct an additional charge equal to 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse. The charge is deducted at the same time and in the same manner as the Pro 4 option charge. The cost of the Joint Option (including the likely reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Retirement Income Developer Option
Effective November 30, 2020, the Retirement Income Developer option is no longer available for election. After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59 ½) the Retirement Income Developer option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Retirement Income Developer in the Retirement Income Developer Option provision). Investment restrictions apply.
The Retirement Income Developer option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected.
If the applicant elects the Retirement Income Developer option, Nationwide will deduct an additional charge not to exceed 1.25% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base (see Reset Opportunities in the Retirement Income Developer Option provision). The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate Contract Value according to certain parameters. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Retirement Income Developer sub-section of Retirement Income Developer Option). The cost of the Retirement Income Developer option may exceed the benefit.
Joint Option for the Retirement Income Developer Option
The Joint Option for the Retirement Income Developer option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Retirement Income Developer option, provided that certain conditions are satisfied. The Joint Option is no longer available.

If the applicant elects the Joint Option, Nationwide will deduct an additional charge equal to 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Retirement Income Developer option charge. The cost of the Joint Option (including the likely reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Nationwide Lifetime Income Rider® Advisory Option
The Nationwide Lifetime Income Rider Advisory option ("Nationwide L.inc Rider Advisory") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, a Non-Lifetime Withdrawal, Excess Adviser Fees, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals, does not take Excess Adviser Fees, and does not elect to take a Non-Lifetime Withdrawal for the duration of the Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest at the Roll-up Interest Rate annually for each of those years.
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between the ages of 45 and 85 at the time of application. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option or Pro 4 option is elected.
If the Nationwide L.inc Rider Advisory option is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on the contract allocations at the time the charge is deducted.
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value according to certain parameters. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option). The cost of the Nationwide L.inc Rider Advisory option may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
The Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide L.inc Rider Advisory option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide L.inc Rider Advisory option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between the ages of 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Advisory option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.

Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center (see Contacting the Service Center).
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-15 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on August 8, 2002 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.

Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named, except that a purchased beneficially owned contract may name a Co-Annuitant if an optional death benefit is elected.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Statements and Reports
Nationwide will provide Contract Owners statements and reports showing activity on their contract. Statements and reports will be delivered by U.S. mail unless the Contract Owner elects electronic delivery (see Electronic Administration and Delivery). Contract Owners should promptly notify Nationwide of any change in address or other contact information. Changes can be made via the Contract Owner’s online account or by contacting the Service Center.
The statements and reports will contain:
•	statements showing information about the contract’s account value;
•	confirmation statements showing transactions that affect the contract’s value; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by logging on to the Contract Owner’s online account at www.nationwideadvisory.com (see Electronic Administration and Delivery)
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36750, Louisville, KY 40233

•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, KY 40223
•	by fax at 1-866-667-0563
Nationwide reserves the right to restrict or remove the ability to submit service requests via online accounts, phone, or fax upon advance written notice or notice posted to the Contract Owner’s online account.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. In order to take withdrawals from the contract, the Contract Owner must complete an authorization form specified by Nationwide. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Electronic Administration and Delivery
Electronic Administration
The contract is designed to be administered electronically ("Electronic Administration") through a secure online account that feeds into the Service Center. The Contract Owner creates the online account by visiting Nationwide’s website after purchasing the contract. In order to elect Electronic Administration, the Contract Owner must have Internet access so the Contract Owner can access the Nationwide website that hosts the online account. Contract Owners who do not have access to the Internet should NOT elect Electronic Administration.
Through the online account, Contract Owners can access personal documents relating to the contract (such as transaction confirmations, account statements, and other personal correspondence) as well as general regulatory and disclosure documents (such as current contract prospectuses and supplements, current underlying mutual fund prospectuses and supplements, and current underlying mutual fund annual and semi-annual reports). Additionally, through the online account, Contract Owners can set certain preferences, update their personal information, communicate with the Service Center, and submit certain transactions (as described in this prospectus) to the Service Center. All documents posted to an online account will be printable and downloadable. Contract Owners should regularly check their online account to ensure that they fully aware of all activity relating to their account and should verify and update their personal contact information on a regular basis. Contract Owners will continue to have access to their online account after the contract is surrendered.
Contract Owners can request Nationwide delete their online access at any time by contacting the Service Center. Additionally, Nationwide reserves the right to delete any online access upon 30 days' notice, which will be communicated via notification to the online account. In the event of such a notice, Contract Owners should consider printing the information contained in the online account for their records. Upon request, Nationwide will provide paper copies of any deleted document. Nationwide has no present intention of deleting any online access.
Electronic Delivery
If the Contract Owner consents to Electronic Administration, the Contract Owner is also consenting to electronic delivery of all documents associated with the contract. This means that all documents associated with the contract will only be delivered electronically to the Contract Owner’s online account, unless the Contract Owner requests to receive documents by paper via U.S. mail (at no extra charge). A request to receive contract documents via paper can be made at the time of application or at any time after the contract is issued. Nationwide will continue to post documents to the Contract Owner’s online account. Contract Owners may revoke or reinstate consent to electronic delivery at any time either by updating the preferences in the online account or by contacting the Service Center.
Under the electronic delivery program, Nationwide will send an email to the Contract Owner each time a transaction relating to the contract has occurred or a document impacting the contract is posted. If Nationwide’s email notifications fail after three attempts, Nationwide will automatically revoke the electronic delivery consent and will change delivery preferences going forward so that the Contract Owner will receive all future documents by paper via U.S. mail (at no extra charge). If this occurs, Nationwide will continue to post documents to the Contract Owner’s online account.
Note: All proxy statements for the underlying mutual funds will be sent via U.S. mail, regardless of whether electronic delivery is elected.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. Certain features under this contract provide guarantees. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations, and marketing expenses, and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations, and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives
In light of the above, some of the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the investment advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Some of the underlying mutual funds do not pay mutual fund service fee payments to Nationwide or pay lower mutual fund service fee payments than necessary to support the contract’s pricing model. In an effort to offset expenses that would otherwise be offset by mutual fund service fee payments, Nationwide assesses a Low Cost Fund Fee on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not make such payments. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.57% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or through other variable contracts Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadvisor’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadvisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.

Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate of up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
The Sub-Accounts that are subject to a Low Cost Fund Fee are indicated below. The fee will be calculated as part of the unit value calculation on each Valuation Date that Contract Value is allocated to the specified Sub-Accounts.
The determination of which Sub-Accounts impose a Low Cost Fund Fee is made by Nationwide at its sole discretion. Nationwide may add, change, or remove a Low Cost Fund Fee from any Sub-Account at its sole discretion upon written or online notice to Contract Owners. In the event Nationwide determines to add a Low Cost Fund Fee to an existing Sub-Account, Nationwide will not impose the Low Cost Fund Fee on existing allocations to that Sub-Account.
Some of the indicated Sub-Accounts may not be available due to the date your contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-Account availability.
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.35%:
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio

•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.25%:
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. The determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value.
The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Pro 4 Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Pro 4 option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Pro 4 option is available under the contract at the time of application. The Pro 4 option may not be elected if the Nationwide L.inc Rider Advisory option or Retirement Income Developer Option is elected. Once elected, the Pro 4 option is irrevocable. The Pro 4 option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Pro 4 option is elected, then the spouse may keep the Pro 4 option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Pro 4 option may not be elected if the Retirement Income Developer option or Nationwide L.inc Rider Advisory option is elected.
Pro 4 Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 0.55% of the Current Income Benefit Base. The current charge for the Pro 4 option is 0.45% of the Current Income Benefit Base. Once a contract has been issued, the current charge associated with the Pro 4 option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.55% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Pro 4 option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Restrictions
Election of the Pro 4 option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For information on the investment restrictions and the list of investment options available, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Pro 4 option are not available, see Dollar Cost Averaging.

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Pro 4 option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Pro 4 option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and
(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information.

(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted, and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Pro 4 option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Pro 4 Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Pro 4 Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.

Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Pro 4 option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Pro 4 are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783).
For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Pro 4 option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Pro 4 option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Pro 4 option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.

Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:
(1)	the gross dollar amount of the Excess Adviser Fees; or
(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Pro 4 option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge or the list of permitted investment options of the Pro 4 option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Pro 4 option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Pro 4 option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Pro 4 option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Pro 4 option will terminate.

Death of Determining Life
For contracts with no Joint Option for the Pro 4 option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Pro 4 option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Pro 4 option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Pro 4 option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Pro 4
Upon termination of the Pro 4 option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Pro 4 option will terminate. In the following instances, the Pro 4 option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Pro 4 option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Pro 4 option.
Other Important Considerations
The Pro 4 option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.

Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Pro 4 option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Pro 4 Option
At the time the Pro 4 option is elected, the Contract Owner may elect the Joint Option for the Pro 4 option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Pro 4 option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Pro 4 option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Pro 4 option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.

Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Retirement Income Developer Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Retirement Income Developer option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
Effective November 30, 2020, the Retirement Income Developer option is no longer available for election. The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide Life Income Rider Advisory option or Pro 4 option is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected.
Retirement Income Developer Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. The current charge associated with the Retirement Income Developer option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.25% of the Current Income Benefit Base.

The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Retirement Income Developer option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Restrictions
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of investment options available, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Retirement Income Developer option are not available (see Dollar Cost Averaging).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Retirement Income Developer option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Retirement Income Developer option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and

(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Retirement Income Developer option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Retirement Income Developer option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Retirement Income Developer are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783).
For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Retirement Income Developer option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Retirement Income Developer option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime

Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Retirement Income Developer option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:

(1)	the gross dollar amount of the Excess Adviser Fees; or
(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Retirement Income Developer option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge or the list of permitted investment options of the Retirement Income Developer option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Retirement Income Developer option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Retirement Income Developer option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Retirement Income Developer option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Retirement Income Developer option will terminate.
Death of Determining Life
For contracts with no Joint Option for the Retirement Income Developer option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Retirement Income Developer option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Retirement Income Developer option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Retirement Income Developer option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Retirement Income Developer
Upon termination of the Retirement Income Developer option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Retirement Income Developer option will terminate. In the following instances, the Retirement Income Developer option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;

(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Retirement Income Developer option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Retirement Income Developer option.
Other Important Considerations
The Retirement Income Developer option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Retirement Income Developer option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Retirement Income Developer Option
At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse. The Joint Option is no longer available.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Retirement Income Developer option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Retirement Income Developer option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Retirement Income Developer option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Lifetime Income Rider Advisory Option
The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.

Availability
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option or Pro 4 option is elected.
The Nationwide Lifetime Income Rider Advisory Option Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Rider Advisory option rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract.
Investment Restrictions
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored. They will be treated as though no allocation request was submitted.
Dollar Cost Average programs for the Nationwide L.inc Rider Advisory option are not available (see Dollar Cost Averaging provision).
Transfers Amount Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Rider Advisory option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery.
Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Rider Advisory provision, and provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Rider Advisory option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments accepted after that Contract Anniversary, as adjusted for certain withdrawal transactions described below; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum for the following calculations, as adjusted for certain withdrawal transactions described below:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary, up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and applied after the contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-Up: any purchase payments submitted and applied after the Contract Anniversary after the Roll-Up Crediting Period.
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows:

(1)	Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
or
(b)	Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)	Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
or
(b)	Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the

Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Rider Advisory option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc Rider Advisory option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the age of the younger of the determining life or spouse of the determining life) at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For Contracts that elect the Joint Option for the Nationwide L.inc Rider Advisory option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Rider Advisory option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar years as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal

Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
(1)	Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. Excess Adviser Fees will result in a reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Adviser Fee; and
(b)	= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Based in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)	Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Withdrawal; and
(b)	= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Surrender	X	Current Income Benefit Based in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Rider Advisory option changes. Changes associate with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Rider Advisory option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Rider Advisory option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Rider Advisory option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Rider Advisory option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate.

Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Rider Advisory option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Rider Advisory option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option
Upon termination of the Nationwide L.inc Rider Advisory option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. In the following instances, the Nationwide L.inc Rider Advisory option will automatically terminate:
(1)	A full surrender of the contract
(2)	When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;
(3)	On the Annuitization Date;
(4)	Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or
(5)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Rider Advisory option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Rider Advisory option.

Other Important Considerations
The Nationwide L.inc Rider Advisory option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Rider Advisory option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option. The investment options available are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election. Nationwide may, at its sole discretion, change the list of investment options available in connection with each income benefit. Nationwide will notify all Contract Owners in writing in advance of such change. Any such change will not result in a reallocation of Contract Value, unless authorized by the Contract Owner.
Note: Some of the Sub-Accounts listed below invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated Sub-Accounts impose a Low Cost Fund Fee. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Income Benefit Investment Options for Pro 4 Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Income Benefit Investment Options for Retirement Income Developer Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Income Benefit Investment Options for Nationwide Lifetime Income Rider Advisory Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II

Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit, the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, and the Pro 4 option as applicable.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.

If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their investment adviser or financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Initial purchase payments are allocated according to Contract Owner instructions on the application unless otherwise required by state law.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application through their online account or by submitting a written request to the Service Center. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate of either 0.20% or 0.55% (includes Low Cost Fund Fee) of the Daily Net Assets, depending on which Sub-Accounts the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests through their online account or to the Service Center in writing or over the telephone. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or online account transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the following Valuation Period. The following is an exception:

(1)	One-Day Delay Program. If a contract is subject to restrictions due to transfer frequency, transfer requests submitted through an online account or by telephone will be processed pursuant to Nationwide's one-day delay program. Specifically, the transfer will be executed on the next Valuation Date after the transfer request is received at the Service Center (see Nationwide’s One-Day Delay Program).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her investment adviser or financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Restrictions due to Transfer Frequency
Nationwide monitors transfer activity to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may impose transfer restrictions whereby it restricts the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner and the Contract Owner’s chosen adviser or post a letter to the Contract Owner’s online account notifying him/her that:
(1) he/she has been identified as engaging in harmful trading practices; and
(2) if his/her transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be subject to transfer restrictions. Specifically, the Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically impose transfer restrictions. The Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide’s One-Day Delay Program
Some investment advisers or financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisers, as well as Contract Owners subject to transfer restrictions, will generally be required by Nationwide to submit all transfer requests via U.S. mail.
As an alternative to submitting transfer requests via U.S. mail, Nationwide may permit these advisers and Contract Owners to submit transfer requests via Nationwide’s "one-day delay" program, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits advisers and Contract Owners to continue to submit transfer requests via the online account or telephone. However, transfer requests submitted under the one-day delay program via the online account or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Contract Owners and advisers will receive advance notice of being subject to the one-day delay program. Contract Owners should consult their adviser to determine if he/she is a multi-contract adviser and subject to transfer restrictions. Nationwide reserves the right to discontinue the availability of the one-day delay program at any time upon advance notice.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.

Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
Only fixed annuitization options are available under this contract. Therefore, after annuitization, there are no transfer rights.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Unless otherwise required by state law, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written or electronic notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.

Withdrawals
If a Contract Owner requests a withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Termination for Low Contract Value
Nationwide reserves the right to treat a request for a partial withdrawal as a request for a full surrender of the contract if:
(a)	the partial withdrawal would reduce the Contract Value to an amount less than $2,000;
(b)	cumulative purchase payments, less any partial withdrawals, is less than $2,000; and
(c)	no subsequent purchase payments have been submitted for the preceding two consecutive Contract Years.
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, the Pro 4 option or the Return of Premium Death Benefit Option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment adviser to take a withdrawal(s) from the contract to collect investment advisory fees. In order to take withdrawals from the contract to pay investment advisory fees, the investment adviser and Contract Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a withdrawal(s) via the Service Center without further approval, counter-signature, or co-signature from the Contract Owner.
Withdrawals to pay investment advisory fees reduce the Contract Value by the gross dollar amount withdrawn.
Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance is an amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee, the latter of which will have a negative impact on certain features of the contract as discussed further below. The Annual Adviser Fee Allowance is determined on the Valuation Date of the applicable withdrawal.
The Annual Adviser Fee Allowance is determined by the following formula:
Annual Adviser Fee Allowance Percentage (currently, 1.5%)	X	the average daily Contract Value for the current Contract Year (up to and including purchase payments on the Valuation Date that the withdrawal to pay investment advisory fees is taken)	–	withdrawals to pay investment advisory fees during the current Contract Year
Standard Adviser Fees. A Standard Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Although withdrawals to pay Standard Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, Standard Adviser Fees will not have a negative impact on certain features of the contract as follows:
•	Nationwide L.inc Rider Advisory Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Retirement Income Developer Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Standard Adviser Fees will not reduce the death benefit value under this option as described in the Return of Premium Death Benefit Option provision.

•	Pro 4 Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Pro 4 Option provision.
Excess Adviser Fees. An Excess Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year, as evaluated on the day the Excess Adviser Fee is taken.
Withdrawals to pay Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, and Excess Adviser Fees will have a negative impact on certain features of the contract as follows:
•	Retirement Income Developer Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Excess Adviser Fees will reduce the amount of the death benefit under this option as described in the Return of Premium Death Benefit Option provision.
•	Nationwide L.inc Rider Advisory Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Pro 4 Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Pro 4 Option provision.
Withdrawals taken from this contract to pay investment advisory fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	Withdrawals
•	charges associated with the Return of Premium Death Benefit Option (if elected)
•	charges associated with the Nationwide L.inc Rider Advisory option and Joint Option (if elected)
•	charges associated with the Retirement Income Developer option and Joint Option (if elected)
•	charges associated with the Pro 4 option and Joint Option (if elected)
Enhanced Surrender Value for Terminal Illness
Subject to state approval, if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, and the Pro 4 option.
Contract Owner Services
Asset Rebalancing Program
The Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Requests to participate in and/or modify an Asset Rebalancing Program can be submitted through the Contract Owner’s online account or to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program.
The Contract Owner may elect to have periodic automatic reallocations occur on a monthly, quarterly, semi-annual, or annual basis. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. Periodic automatic reallocations are not considered transfer events (see Transfer Restrictions).
While the Asset Rebalancing Program is in effect, Contract Owners can request a manual reallocation at any time to make the Contract Values in each Sub-Account match the existing portfolio percentages. A manual reallocation to the existing Sub-accounts and/or portfolio percentages is not considered a transfer event.
Contract Owners may change the specified Sub-Accounts and/or the portfolio percentages at any time while the Asset Rebalancing Program is in effect. Reallocation of Contract Values to reflect any such changes will occur at the next periodic automatic reallocation. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or portfolio percentages. A manual reallocation to new Sub-Accounts and/or portfolio percentages is considered a transfer event.
Contract Owners should consult a qualified investment adviser to discuss the use of the Asset Rebalancing Program.
Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from one or more Sub-Account(s) to any other Sub-Account(s) that is available under the contract. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Dollar Cost Averaging is not available if the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option is elected.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
For Contract Owners who have not elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or Pro 4 option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or the Pro 4 option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll through their online account or by submitting the proper administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the Contract Owner’s online account and in the enrollment form. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.

Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Manual Rebalancing
While Custom Choice is in effect, Contract Owners may request a manual reallocation at any time in order to make the Contract Values in each Sub-Account match the previously selected investment percentages. Contract Owners may request manual rebalancing through their online account, via written request (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. A manual reallocation to the existing investment percentages is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions through their online account, via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Reallocation of Contract Values to reflect any such changes will occur at the end of the next quarterly rebalancing. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or investment percentages. A manual reallocation to new Sub-Accounts and/or investment percentages is considered a transfer event.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.
Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or Pro 4 option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.

Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:

(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. The determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value. The amount of that negative adjustment will be the greater of (a) or (b), where:
(a)	=	The gross dollar amount of the Excess Adviser Fees; and
(b)	=	a figure representing the proportional amount of the Excess Adviser Fees. This amount is determined by the following formula:

Gross dollar amount of the Excess Adviser Fees	X	Purchase payments, adjusted for amounts withdrawn (excluding Standard Adviser Fees)
Contract Value (reduced by the Standard Adviser Fees withdrawn)
The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Spousal Protection Feature
The Return of Premium Death Benefit Option includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Retirement Income Developer option, the Nationwide L.inc Rider Advisory option, or Pro 4 option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose an annuity payment option. Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.
Sub-Accounts and the Custom Choice Asset Rebalancing Service are not available after annuitization.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a fixed payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of

$1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-23386
Securities Act of 1933 Registration File No. 333-227783

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information. Underlying mutual fund prospectuses are available online and by contacting the Service Center.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the underlying mutual fund does not pay Nationwide mutual fund service fee payments (see Low Cost Fund Fee). Mutual fund service fee payments compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, LLC
Investment Objective:	Seeks long-term capital appreciation
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American High-Income Trust: Class 4 (formerly, American Funds Insurance Series® - High-Income Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide a high level of current income and, secondarily, capital appreciation.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term capital appreciation.
American Funds Insurance Series® - The Bond Fund of America: Class 4 (formerly, American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 (formerly, American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Energy: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Investment Advisor:	John Hancock Variable Trust Advisers LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation.
Designation: LCFF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Rydex Variable Trust - Consumer Products Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF

Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide a high level of current income.
Designation: LCFF
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Designation: LCFF
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.40%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 0.60%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Nationwide Life Insurance Company
Nationwide Advisory Retirement Income Annuity - Nationwide Variable Account 15
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is February 8, 2019 unless otherwise noted.
	2020	2019
AB VARIABLE PRODUCTS SERIES FUND, INC.:
International Value Portfolio
Beginning AUV	$11.023	$10.000
Ending AUV	$11.244	$11.023
Ending number of AUs (000s)	3	1
Small Mid Cap Value Portfolio
Beginning AUV	$10.809	$10.000
Ending AUV	$11.151	$10.809
Ending number of AUs (000s)	16	12
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$12.029	$10.000
Ending AUV	$17.017	$12.029
Ending number of AUs (000s)	34	2
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio
Beginning AUV	$10.225	$10.000
Ending AUV	$7.641	$10.225
Ending number of AUs (000s)	—	—
ALPS Red Rocks Listed Private Equity Portfolio
Beginning AUV	$12.657	$10.000
Ending AUV	$13.801	$12.657
Ending number of AUs (000s)	2	—

	2020	2019
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Inflation Protection Fund
Beginning AUV	$10.641	$10.000
Ending AUV	$11.634	$10.641
Ending number of AUs (000s)	1	—
VP Mid Cap Value II Fund (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$13.079	N/A
Ending number of AUs (000s)	6	N/A
VP Value II Fund (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$13.155	N/A
Ending number of AUs (000s)	—	N/A
AMERICAN FUNDS INSURANCE SERIES:
American High-Income Trust Fund
Beginning AUV	$10.572	$10.000
Ending AUV	$11.367	$10.572
Ending number of AUs (000s)	4	7
Asset Allocation Fund
Beginning AUV	$11.323	$10.000
Ending AUV	$12.674	$11.323
Ending number of AUs (000s)	93	31
Global Growth Fund
Beginning AUV	$12.145	$10.000
Ending AUV	$15.777	$12.145
Ending number of AUs (000s)	87	16
Growth Fund
Beginning AUV	$11.891	$10.000
Ending AUV	$18.005	$11.891
Ending number of AUs (000s)	101	7
Growth-Income Fund
Beginning AUV	$11.571	$10.000
Ending AUV	$13.078	$11.571
Ending number of AUs (000s)	64	12
International Fund
Beginning AUV	$11.245	$10.000
Ending AUV	$12.755	$11.245
Ending number of AUs (000s)	42	19
New World Fund
Beginning AUV	$11.676	$10.000
Ending AUV	$14.368	$11.676
Ending number of AUs (000s)	109	13
The Bond Fund of America
Beginning AUV	$10.694	$10.000
Ending AUV	$11.673	$10.694
Ending number of AUs (000s)	113	20
Washington Mutual Investors Fund
Beginning AUV	$11.366	$10.000
Ending AUV	$12.304	$11.366
Ending number of AUs (000s)	99	34

	2020	2019
BLACKROCK VARIABLE SERIES TRUST FUNDS:
High Yield V.I. Fund
Beginning AUV	$10.865	$10.000
Ending AUV	$11.607	$10.865
Ending number of AUs (000s)	5	1
Total Return V.I. Fund
Beginning AUV	$10.709	$10.000
Ending AUV	$11.601	$10.709
Ending number of AUs (000s)	133	19
COLUMBIA FUNDS VARIABLE SERIES TRUST:
High Yield Bond Portfolio
Beginning AUV	$10.956	$10.000
Ending AUV	$11.624	$10.956
Ending number of AUs (000s)	—	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio
Beginning AUV	$11.431	$10.000
Ending AUV	$12.751	$11.431
Ending number of AUs (000s)	37	11
VA Global Bond Portfolio
Beginning AUV	$10.253	$10.000
Ending AUV	$10.345	$10.253
Ending number of AUs (000s)	4	3
VA Global Moderate Allocation Portfolio
Beginning AUV	$11.046	$10.000
Ending AUV	$12.226	$11.046
Ending number of AUs (000s)	3	—
VA International Small Portfolio
Beginning AUV	$11.400	$10.000
Ending AUV	$12.405	$11.400
Ending number of AUs (000s)	19	14
VA International Value Portfolio
Beginning AUV	$10.822	$10.000
Ending AUV	$10.573	$10.822
Ending number of AUs (000s)	16	5
VA Short-Term Fixed Portfolio
Beginning AUV	$10.146	$10.000
Ending AUV	$10.151	$10.146
Ending number of AUs (000s)	53	6
VA U.S. Large Value Portfolio
Beginning AUV	$11.510	$10.000
Ending AUV	$11.289	$11.510
Ending number of AUs (000s)	81	16
VA U.S. Targeted Value Portfolio
Beginning AUV	$10.888	$10.000
Ending AUV	$11.260	$10.888
Ending number of AUs (000s)	54	5

	2020	2019
DELAWARE VIP TRUST:
Small Cap Value Series
Beginning AUV	$11.280	$10.000
Ending AUV	$11.012	$11.280
Ending number of AUs (000s)	22	5
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$10.311	$10.000
Ending AUV	$10.496	$10.311
Ending number of AUs (000s)	4	3
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$11.477	$10.000
Ending AUV	$13.988	$11.477
Ending number of AUs (000s)	12	—
Contrafund Portfolio
Beginning AUV	$11.854	$10.000
Ending AUV	$15.407	$11.854
Ending number of AUs (000s)	45	19
Energy Portfolio (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$11.663	N/A
Ending number of AUs (000s)	1	N/A
Growth & Income Portfolio
Beginning AUV	$11.744	$10.000
Ending AUV	$12.610	$11.744
Ending number of AUs (000s)	20	—
Investment Grade Bond Portfolio
Beginning AUV	$10.709	$10.000
Ending AUV	$11.667	$10.709
Ending number of AUs (000s)	101	21
Strategic Income Portfolio
Beginning AUV	$10.638	$10.000
Ending AUV	$11.377	$10.638
Ending number of AUs (000s)	82	22
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$10.741	$10.000
Ending AUV	$11.454	$10.741
Ending number of AUs (000s)	62	20
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Global Bond II Fund
Beginning AUV	$9.925	$10.000
Ending AUV	$9.382	$9.925
Ending number of AUs (000s)	—	—

	2020	2019
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$10.531	$10.000
Ending AUV	$11.216	$10.531
Ending number of AUs (000s)	1	—
Small Cap Equity Insights Fund
Beginning AUV	$11.066	$10.000
Ending AUV	$11.967	$11.066
Ending number of AUs (000s)	12	7
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.374	$10.000
Ending AUV	$10.354	$10.374
Ending number of AUs (000s)	—	—
High Yield Fund (Series P)
Beginning AUV	$10.720	$10.000
Ending AUV	$11.195	$10.720
Ending number of AUs (000s)	—	—
Rydex Consumer Products Fund
Beginning AUV	$11.476	$10.000
Ending AUV	$12.321	$11.476
Ending number of AUs (000s)	2	—
Rydex Financial Services Fund
Beginning AUV	$11.528	$10.000
Ending AUV	$11.493	$11.528
Ending number of AUs (000s)	—	—
Rydex Telecommunications Fund
Beginning AUV	$10.438	$10.000
Ending AUV	$11.407	$10.438
Ending number of AUs (000s)	2	—
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$10.373	$10.000
Ending AUV	$11.823	$10.373
Ending number of AUs (000s)	64	10
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer. V.I. International Growth Fund
Beginning AUV	$11.793	$10.000
Ending AUV	$14.301	$11.793
Ending number of AUs (000s)	9	6
Global Fund
Beginning AUV	$11.614	$10.000
Ending AUV	$14.759	$11.614
Ending number of AUs (000s)	8	—
Global Real Estate Fund
Beginning AUV	$11.126	$10.000
Ending AUV	$9.736	$11.126
Ending number of AUs (000s)	—	—

	2020	2019
Main Street Fund
Beginning AUV	$11.867	$10.000
Ending AUV	$13.466	$11.867
Ending number of AUs (000s)	2	—
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Energy Portfolio
Beginning AUV	$9.581	$10.000
Ending AUV	$6.040	$9.581
Ending number of AUs (000s)	—	—
Mid Cap Growth Portfolio
Beginning AUV	$11.846	$10.000
Ending AUV	$17.615	$11.846
Ending number of AUs (000s)	49	14
JANUS HENDERSON FUNDS- Service:
Balanced Portfolio
Beginning AUV	$11.485	$10.000
Ending AUV	$13.070	$11.485
Ending number of AUs (000s)	64	25
Enterprise Portfolio
Beginning AUV	$11.709	$10.000
Ending AUV	$13.927	$11.709
Ending number of AUs (000s)	29	10
Flexible Bond Portfolio
Beginning AUV	$10.734	$10.000
Ending AUV	$11.811	$10.734
Ending number of AUs (000s)	32	23
Global Technology and Innovation Portfolio
Beginning AUV	$12.513	$10.000
Ending AUV	$18.822	$12.513
Ending number of AUs (000s)	24	9
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund
Beginning AUV	$10.508	$10.000
Ending AUV	$10.828	$10.508
Ending number of AUs (000s)	4	—
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$11.171	$10.000
Ending AUV	$11.007	$11.171
Ending number of AUs (000s)	4	1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$11.857	$10.000
Ending AUV	$15.471	$11.857
Ending number of AUs (000s)	24	6
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$11.162	$10.000
Ending AUV	$15.919	$11.162
Ending number of AUs (000s)	20	11

	2020	2019
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$10.782	$10.000
Ending AUV	$11.546	$10.782
Ending number of AUs (000s)	116	40
Total Return Portfolio
Beginning AUV	$10.617	$10.000
Ending AUV	$11.383	$10.617
Ending number of AUs (000s)	108	9
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Portfolios - Service
Beginning AUV	$11.121	$10.000
Ending AUV	$15.046	$11.121
Ending number of AUs (000s)	2	—
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service
Beginning AUV	$12.231	$10.000
Ending AUV	$16.056	$12.231
Ending number of AUs (000s)	23	4
Mid Cap Value Series III- Service (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$13.736	N/A
Ending number of AUs (000s)	3	N/A
Research International Series II - Service (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$13.421	N/A
Ending number of AUs (000s)	2	N/A
Utilities Series - Service
Beginning AUV	$11.423	$10.000
Ending AUV	$12.041	$11.423
Ending number of AUs (000s)	7	2
Value Series - Service
Beginning AUV	$11.739	$10.000
Ending AUV	$12.093	$11.739
Ending number of AUs (000s)	16	6
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.:
Emerging Markets Debt II Portfolio
Beginning AUV	$10.799	$10.000
Ending AUV	$11.374	$10.799
Ending number of AUs (000s)	—	—
Global Infrastructure II Portfolio
Beginning AUV	$11.506	$10.000
Ending AUV	$11.318	$11.506
Ending number of AUs (000s)	7	1
NATIONWIDE VARIABLE INSURANCE TRUST:
NVIT Amundi Multi-Sector Bond I Fund
Beginning AUV	$10.668	$10.000
Ending AUV	$11.079	$10.668
Ending number of AUs (000s)	21	13

	2020	2019
NVIT AQR Large Cap Defensive Style II Fund
Beginning AUV	$11.729	$10.000
Ending AUV	$12.882	$11.729
Ending number of AUs (000s)	5	1
NVIT BlackRock Equity Dividend I Fund
Beginning AUV	$11.759	$10.000
Ending AUV	$12.161	$11.759
Ending number of AUs (000s)	14	5
NVIT BlackRock Managed Global Allocation II Fund
Beginning AUV	$11.055	$10.000
Ending AUV	$12.637	$11.055
Ending number of AUs (000s)	1	2
NVIT Blueprint Aggressive II Fund
Beginning AUV	$11.353	$10.000
Ending AUV	$12.753	$11.353
Ending number of AUs (000s)	—	—
NVIT Blueprint Balanced II Fund
Beginning AUV	$10.985	$10.000
Ending AUV	$12.024	$10.985
Ending number of AUs (000s)	113	6
NVIT Blueprint Capital Appreciation II Fund
Beginning AUV	$11.185	$10.000
Ending AUV	$12.443	$11.185
Ending number of AUs (000s)	2	—
NVIT Blueprint Conservative II Fund
Beginning AUV	$10.704	$10.000
Ending AUV	$11.493	$10.704
Ending number of AUs (000s)	33	—
NVIT Blueprint Managed Growth & Income II Fund
Beginning AUV	$10.936	$10.000
Ending AUV	$11.465	$10.936
Ending number of AUs (000s)	24	—
NVIT Blueprint Managed Growth II Fund
Beginning AUV	$11.037	$10.000
Ending AUV	$11.825	$11.037
Ending number of AUs (000s)	498	37
NVIT Blueprint Moderate II Fund
Beginning AUV	$11.088	$10.000
Ending AUV	$12.248	$11.088
Ending number of AUs (000s)	—	—
NVIT Blueprint Moderately Aggressive II Fund
Beginning AUV	$11.280	$10.000
Ending AUV	$12.638	$11.280
Ending number of AUs (000s)	1	13
NVIT Blueprint Moderately Conservative II Fund
Beginning AUV	$10.895	$10.000
Ending AUV	$11.858	$10.895
Ending number of AUs (000s)	31	—
NVIT Bond Index Fund
Beginning AUV	$10.656	$10.000
Ending AUV	$11.374	$10.656
Ending number of AUs (000s)	19	68

	2020	2019
NVIT DoubleLine Total Return Tactical Fund
Beginning AUV	$10.511	$10.000
Ending AUV	$10.892	$10.511
Ending number of AUs (000s)	94	9
NVIT Federated High Income Bond I Fund
Beginning AUV	$10.808	$10.000
Ending AUV	$11.435	$10.808
Ending number of AUs (000s)	—	—
NVIT Government Bond I Fund
Beginning AUV	$10.519	$10.000
Ending AUV	$11.137	$10.519
Ending number of AUs (000s)	11	6
NVIT Government Money Market I Fund
Beginning AUV	$10.124	$10.000
Ending AUV	$10.128	$10.124
Ending number of AUs (000s)	477	78
NVIT International Equity Fund
Beginning AUV	$11.049	$10.000
Ending AUV	$11.903	$11.049
Ending number of AUs (000s)	45	4
NVIT International Index Fund
Beginning AUV	$11.279	$10.000
Ending AUV	$12.076	$11.279
Ending number of AUs (000s)	9	32
NVIT Investor Destinations Aggressive II Fund
Beginning AUV	$11.388	$10.000
Ending AUV	$12.822	$11.388
Ending number of AUs (000s)	—	—
NVIT Investor Destinations Balanced II Fund
Beginning AUV	$10.974	$10.000
Ending AUV	$11.982	$10.974
Ending number of AUs (000s)	33	1
NVIT Investor Destinations Capital Appreciation II Fund
Beginning AUV	$11.219	$10.000
Ending AUV	$12.497	$11.219
Ending number of AUs (000s)	1	—
NVIT Investor Destinations Conservative II Fund
Beginning AUV	$10.655	$10.000
Ending AUV	$11.348	$10.655
Ending number of AUs (000s)	40	1
NVIT Investor Destinations Managed Growth & Income II Fund
Beginning AUV	$10.939	$10.000
Ending AUV	$11.414	$10.939
Ending number of AUs (000s)	58	20
NVIT Investor Destinations Managed Growth II Fund
Beginning AUV	$11.081	$10.000
Ending AUV	$11.759	$11.081
Ending number of AUs (000s)	366	17
NVIT Investor Destinations Moderate II Fund
Beginning AUV	$11.103	$10.000
Ending AUV	$12.227	$11.103
Ending number of AUs (000s)	20	1

	2020	2019
NVIT Investor Destinations Moderately Aggressive II Fund
Beginning AUV	$11.313	$10.000
Ending AUV	$12.682	$11.313
Ending number of AUs (000s)	1	—
NVIT Investor Destinations Moderately Conservative II Fund
Beginning AUV	$10.879	$10.000
Ending AUV	$11.786	$10.879
Ending number of AUs (000s)	29	—
NVIT iShares ETF Fixed Income Fund
Beginning AUV	$10.716	$10.000
Ending AUV	$11.483	$10.716
Ending number of AUs (000s)	29	1
NVIT iShares ETF Global Equity Fund
Beginning AUV	$11.455	$10.000
Ending AUV	$13.251	$11.455
Ending number of AUs (000s)	—	—
NVIT JP Morgan Mozaic Multi-Asset Fund (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$10.518	N/A
Ending number of AUs (000s)	—	N/A
NVIT Managed American Funds Asset Allocation II Fund
Beginning AUV	$11.331	$10.000
Ending AUV	$12.111	$11.331
Ending number of AUs (000s)	596	156
NVIT Managed American Funds Growth-Income II Fund
Beginning AUV	$11.466	$10.000
Ending AUV	$12.242	$11.466
Ending number of AUs (000s)	2	—
NVIT Mellon Dynamic U. S. Equity Income II Fund
Beginning AUV	$11.607	$10.000
Ending AUV	$11.745	$11.607
Ending number of AUs (000s)	—	—
NVIT Mid Cap Index Fund
Beginning AUV	$11.180	$10.000
Ending AUV	$12.595	$11.180
Ending number of AUs (000s)	72	9
NVIT Multi-Manager Mid Cap Value I Fund
Beginning AUV	$11.206	$10.000
Ending AUV	$11.064	$11.206
Ending number of AUs (000s)	6	8
NVIT Multi-Manager Small Cap Growth II Fund
Beginning AUV	$11.565	$10.000
Ending AUV	$16.217	$11.565
Ending number of AUs (000s)	5	—
NVIT Multi-Manager Small Cap Value I Fund
Beginning AUV	$10.709	$10.000
Ending AUV	$11.238	$10.709
Ending number of AUs (000s)	1	—
NVIT Multi-Manager Small Company I Fund
Beginning AUV	$10.970	$10.000
Ending AUV	$13.432	$10.970
Ending number of AUs (000s)	3	1

	2020	2019
NVIT Neuberger Berman Multi Cap Opportunities II Fund
Beginning AUV	$11.745	$10.000
Ending AUV	$13.292	$11.745
Ending number of AUs (000s)	2	—
NVIT Newton Sustainable U.S. Equity Fund
Beginning AUV	$11.614	$10.000
Ending AUV	$13.136	$11.614
Ending number of AUs (000s)	22	1
NVIT Real Estate II Fund
Beginning AUV	$11.563	$10.000
Ending AUV	$10.883	$11.563
Ending number of AUs (000s)	5	7
NVIT S&P 500 Index Fund
Beginning AUV	$11.903	$10.000
Ending AUV	$13.996	$11.903
Ending number of AUs (000s)	201	101
NVIT Small Cap Index Fund
Beginning AUV	$11.046	$10.000
Ending AUV	$13.151	$11.046
Ending number of AUs (000s)	122	24
NVIT Wells Fargo Discovery II Fund
Beginning AUV	$11.691	$10.000
Ending AUV	$18.727	$11.691
Ending number of AUs (000s)	2	—
NORTHERN LIGHTS VARIABLE TRUST:
Probabilities Portfolio
Beginning AUV	$12.534	$10.000
Ending AUV	$11.480	$12.534
Ending number of AUs (000s)	5	17
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio - Advisor
Beginning AUV	$10.739	$10.000
Ending AUV	$11.565	$10.739
Ending number of AUs (000s)	—	—
CommodityRealReturn Strategy Portfolio
Beginning AUV	$10.351	$10.000
Ending AUV	$10.470	$10.351
Ending number of AUs (000s)	3	—
Dynamic Bond Portfolio
Beginning AUV	$10.303	$10.000
Ending AUV	$10.776	$10.303
Ending number of AUs (000s)	1	—
Emerging Markets Bond Portfolio
Beginning AUV	$10.923	$10.000
Ending AUV	$11.632	$10.923
Ending number of AUs (000s)	3	3
High Yield Portfolio
Beginning AUV	$10.820	$10.000
Ending AUV	$11.418	$10.820
Ending number of AUs (000s)	6	1

	2020	2019
Income Portfolio
Beginning AUV	$10.578	$10.000
Ending AUV	$11.245	$10.578
Ending number of AUs (000s)	239	57
International Bond Unhedged Portfolio - Advisor
Beginning AUV	$10.497	$10.000
Ending AUV	$11.593	$10.497
Ending number of AUs (000s)	0	2
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$10.459	$10.000
Ending AUV	$11.018	$10.459
Ending number of AUs (000s)	2	—
Long Term US Government Portfolio
Beginning AUV	$11.229	$10.000
Ending AUV	$13.156	$11.229
Ending number of AUs (000s)	4	1
Low Duration Portfolio
Beginning AUV	$10.300	$10.000
Ending AUV	$10.587	$10.300
Ending number of AUs (000s)	9	1
Real Return Portfolio
Beginning AUV	$10.609	$10.000
Ending AUV	$11.828	$10.609
Ending number of AUs (000s)	1	1
Short Term Portfolio
Beginning AUV	$10.158	$10.000
Ending AUV	$10.365	$10.158
Ending number of AUs (000s)	27	7
Total Return Portfolio
Beginning AUV	$10.634	$10.000
Ending AUV	$11.531	$10.634
Ending number of AUs (000s)	233	39
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$10.701	$10.000
Ending AUV	$10.583	$10.701
Ending number of AUs (000s)	26	16
Income Fund
Beginning AUV	$10.946	$10.000
Ending AUV	$11.550	$10.946
Ending number of AUs (000s)	24	19
International Value Fund (inception May 1, 2020)
Beginning AUV	$10.000	N/A
Ending AUV	$13.604	N/A
Ending number of AUs (000s)	—	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I
Beginning AUV	$10.657	$10.000
Ending AUV	$11.784	$10.657
Ending number of AUs (000s)	—	—

	2020	2019
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$11.523	$10.000
Ending AUV	$15.400	$11.523
Ending number of AUs (000s)	88	18
Health Sciences Portfolio II
Beginning AUV	$11.504	$10.000
Ending AUV	$14.842	$11.504
Ending number of AUs (000s)	57	4
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$11.752	$10.000
Ending AUV	$13.711	$11.752
Ending number of AUs (000s)	8	—
Global Gold Fund
Beginning AUV	$12.917	$10.000
Ending AUV	$17.871	$12.917
Ending number of AUs (000s)	6	—
Global Resources Fund
Beginning AUV	$10.459	$10.000
Ending AUV	$12.403	$10.459
Ending number of AUs (000s)	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$11.024	10.000
Ending AUV	$12.135	11.024
Ending number of AUs (000s)	153	42
Capital Growth Portfolio
Beginning AUV	$11.157	10.000
Ending AUV	$13.034	11.157
Ending number of AUs (000s)	53	3
Diversified Value Portfolio
Beginning AUV	$10.861	10.000
Ending AUV	$12.074	10.861
Ending number of AUs (000s)	41	2
Equity Income Portfolio
Beginning AUV	$10.966	10.000
Ending AUV	$11.260	10.966
Ending number of AUs (000s)	202	133
Equity Index Portfolio
Beginning AUV	$11.151	$10.000
Ending AUV	$13.108	$11.151
Ending number of AUs (000s)	195	116
Global Bond Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.482	$10.000
Ending AUV	$11.120	$10.482
Ending number of AUs (000s)	7	—

	2020	2019
Growth Portfolio
Beginning AUV	$11.009	$10.000
Ending AUV	$15.667	$11.009
Ending number of AUs (000s)	103	131
High Yield Bond Portfolio
Beginning AUV	$10.570	$10.000
Ending AUV	$11.108	$10.570
Ending number of AUs (000s)	43	7
International Portfolio
Beginning AUV	$10.940	$10.000
Ending AUV	$17.146	$10.940
Ending number of AUs (000s)	58	20
Mid Cap Index Portfolio
Beginning AUV	$10.888	$10.000
Ending AUV	$12.785	$10.888
Ending number of AUs (000s)	155	168
REIT Index Portfolio
Beginning AUV	$10.943	$10.000
Ending AUV	$10.355	$10.943
Ending number of AUs (000s)	65	12
Short-Term Investment Grade Portfolio
Beginning AUV	$10.286	$10.000
Ending AUV	$10.792	$10.286
Ending number of AUs (000s)	328	112
Total Bond Market Index Portfolio
Beginning AUV	$10.514	$10.000
Ending AUV	$11.250	$10.514
Ending number of AUs (000s)	841	161
Total International Stock Market Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.742	$10.000
Ending AUV	$11.877	$10.742
Ending number of AUs (000s)	178	169
Total Stock Market Index Portfolio
Beginning AUV	$11.076	$10.000
Ending AUV	$13.279	$11.076
Ending number of AUs (000s)	361	236
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$11.703	$10.000
Ending AUV	$18.998	$11.703
Ending number of AUs (000s)	7	1
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$10.452	$10.000
Ending AUV	$11.201	$10.452
Ending number of AUs (000s)	6	—

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•	the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•	the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•	the investment advisory fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment advisor;
•	the Contract Owner may not pay the fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•	the investment advisor will not receive a commission for the sale of the Contract.
It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:

•	The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Retirement Income Developer option, Pro 4 option, and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)
While the tax treatment for withdrawals for benefits such as Retirement Income Developer option, Pro 4 option, and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service) is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service), withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.

In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:

•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Nationwide Lifetime Income Rider Advisory Option's Non-Lifetime Withdrawal and Excess Adviser Fee Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Original Highest Contract Value Benefit Base**:				$100,000
Original Roll-up Value Benefit Base**:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000

			$160,000
		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

Example of an Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Excess Adviser Fee taken during the 5th Contract Year:	$ 16,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$183,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$140,000
Contract Value on 5th Contract Anniversary**:	$148,000
If a $16,000 Excess Adviser Fee is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$183,250
$160,000
=	$18,325

	The Current Roll-up Benefit Base of $183,250 is reduced by $18,325 resulting in the proportionally reduced Roll-up Benefit Base of $164,952.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$156,000
			$160,000
		=		$15,600
	The Highest Contract Value Benefit Base of $156,000 is reduced by the greater of the total dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $140,000.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $164,925, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$100,000
			$160,000
		=		$10,000
	The initial purchase payment of $100,000 is reduced by $10,000 resulting in the proportionally reduced initial purchase payment of $90,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $121,500.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$50,000
			$160,000
		=		$5,000
	The subsequent purchase payment of $50,000 is reduced by $5,000 resulting in the proportionally reduced subsequent purchase payment of $45,000. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $52,875.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $174,375 ($121,500 + $52,875).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $140,000) and Current Anniversary Contract Value (i.e. $148,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $174,375.

Example of a Non-Lifetime Withdrawal and Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal and Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000

Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 4th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
Excess Adviser Fee taken on the 5th Contract Year				$ 6,250
Highest Contract Value on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$124,000
Roll-up Value Benefit Base on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$145,313
Contract Value on the Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$125,000
Highest Contract Value Benefit Base before 6th Contract Anniversary and after Excess Adviser Fee**:				$117,750
Contract Value on 6th Contract Anniversary**:				$119,750
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000

		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

If a 6,250 Excess Adviser Fee is taken during the 6th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$145,313
			$125,000
		=		$7,266
	The Current Roll-up Benefit Base of $145,313 is reduced by $7,266 resulting in the proportionally reduced Roll-up Benefit Base of $138,047.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$124,000
			$125,000
		=		$6,200
	The Highest Contract Value Benefit Base of $124,000 is reduced by the greater of the dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $117,750.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $138,047, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 6th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment with Non-Lifetime Reduction
			Contract Value (after reduction for Standard Adviser Fee)

		=	$6,250	X	$75,000
			$125,000
		=		$3,750
	The initial purchase payment of $100,000 is reduced by $28,750 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced initial purchase payment of $71,250. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,175.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment (with Non-Lifetime Reduction)
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$37,500
			$125,000
		=		$1,875
	The subsequent purchase payment of $50,000 is reduced by $14,375 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced subsequent purchase payment of $35,625. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $44,353.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,528 ($101,175 + $44,353).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,750) and Current Anniversary Contract Value (i.e. $119,750).
The 6th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,528.

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Additional Purchase Payment in the 3rd Contract Year*:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:	$ 75,000
Current Income Benefit Base (prior to Non-Lifetime Withdrawal)**:	$246,250
Contract Value on Date of Non-Lifetime Withdrawal**:	$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Non-Lifetime Withdrawal**:	$164,167
Contract Value on 11th Contract Anniversary**:	$155,000
If a $75,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by:
1)	Proportional Reduction to the Highest Contract Value	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base (prior to Non- Lifetime Withdrawal)
Contract Value (on date of Non-Lifetime Withdrawal)
=	$75,000	X	$246,250
$225,000
=	$82,083
The Current Income Benefit Base will equal $164,167 ($246,250 - $82,083).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

2)	Contract Value on Contract Anniversary	$155,000
3)	Income Benefit Base before anniversary processing	$164,167
	The Current Income Benefit Base on the 11th Anniversary is $164,167.

Example of an Excess Adviser Fee taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Excess Adviser Fee taken during the 11th Contract Year:				$ 22,500
Current Income Benefit Base (prior to Excess Adviser Fee)**:				$246,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Excess Adviser Fee**:				$221,625
Contract Value on 11th Contract Anniversary**:				$207,500
If a $22,500 Excess Adviser Fee is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by the greater of:
1)	Dollar Amount Withdrawn		$22,500
2)	Proportional Reduction to the Highest Contract Value	=	Excess Adviser Fee	X	Current Income Benefit Base (prior to Excess Advisor Fee)
			Contract Value (on the date of Excess Adviser Fee)
		=	$22,500	X	$246,250
			$225,000
		=		$24,625
	The Current Income Benefit Base will equal $221,625 ($246,250 - $24,625).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:
3)	Contract Value on Contract Anniversary		$207,500
4)	Income Benefit Base before Anniversary Processing		$221,625
	The Current Income Benefit Base on the 11th Anniversary is $221,625.
*	All numbers are rounded to the nearest whole number
**	Contract Value, Roll-up Value, and Current Income Benefit Base are hypothetical and for example purposes only
+	Additional purchase payment made 2.5 years after contract issuance.

Appendix E: Historical Rates, Periods, and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the Retirement Income Developer option and the Joint Option for the Retirement Income Developer option.
•	Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Advisory option and the Joint Option for the Nationwide Lifetime Income Rider Advisory option.
For contracts with applications signed on or after May 1, 2021, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Retirement Income Developer Option and Joint Option for the Retirement Income Developer Option
If the first Lifetime Withdrawal is taken prior to fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before November 30, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.00%	3.75%
65 through 74	4.50%	4.25%
75 through 80	5.00%	4.75%
81 and older	5.50%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before November 30, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.50%	4.25%
65 through 74	5.00%	4.75%
75 through 80	5.50%	5.25%
81 and older	6.00%	5.75%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Lifetime Withdrawal Percentage:
For contracts with applications signed on or after August 28, 2020 and before May 1, 2021:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.25%	3.10%
59½ through 64	4.25%	4.00%
65 through 69	5.00%	4.75%
70 through 74	5.10%	4.85%

Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
75 through 80	5.75%	5.50%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
For contracts with applications signed on or after May 22, 2020 and before August 28, 2020:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.25%	3.00%
59½ through 64	4.25%	4.00%
65 through 69	4.75%	4.50%
70 through 74	4.95%	4.70%
75 through 80	5.75%	5.50%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
For contracts with applications signed on or after September 16, 2019 and before May 22, 2020:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.35%	3.10%
59½ through 64	4.50%	4.25%
65 through 69	5.65%	5.40%
70 through 74	5.65%	5.40%
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
**In New York the Contract Owner’s Age is 50 up to 59½.
Roll-Up Interest Rate:
Roll-Up Interest Rate
7%
Roll-Up Crediting Period:
Roll-Up Crediting Period
10 years

Pro 4 Option and Joint Option for the Pro 4 Option
Lifetime Withdrawal Percentages:
For contracts with applications signed on or after November 30, 2020 and before May 1, 2021:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Pro 4 Option’s Lifetime Withdrawal Percentages*	Joint Option for the Pro 4 Option’s Lifetime Withdrawal Percentages*
59½ and older	4.00%	3.75%
* The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal.

Nationwide Advisory Retirement Income Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-15
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021 The prospectus may be obtained from Nationwide Life Insurance Company by visiting www.nationwideadvisory.com, writing P.O. Box 36750, Louisville, Kentucky 40233 or calling 1-866-667-0561. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-15 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-15 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No direct or indirect underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Capital Appreciation II (NVCCA2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2020 (inception) to December 31, 2020.

INVESCO V. I.

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 26, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation II (NVDCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2020 (inception) to December 31, 2020.

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 28, 2020 (inception) to December 31, 2020.

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Svc 2 (MNCPS2)

NATIONWIDE VARIABLE INSURANCE

NW Neuberger Berman NVIT Multi Cap Opportunities II (NVNMO2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 22, 2020 (inception) to December 31, 2020.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 1, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

2

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 24, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser High Yield Ser P (SBLP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Global Bond Index (VVGBI)

VANECK VIP

VanEck VIP Global Hard Assets Class S (VWHAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Telecommunications (RTEL)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 15, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Financial Services (RFSF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 4, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Managed American Funds Growth-Income II (NAMGI2)

NW Wells Fargo Discovery II (NVMMG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY VARIABLE PORT

American Century VP Mid Cap Value II (ACVMV2)

FIDELITY VIP

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

MFS

MFS VIT II Research International Service (MV2RIS)

MFS VIT III Mid Cap Value Service (MV3MVS)

PUTNAM VARIABLE TRUST

Putnam VT International Value Class IB (PVIGIB)

3

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 20, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Moderately Aggressive II (GVDMA)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

VANECK VIP

VanEck VIP Emerging Markets S (VEEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 9, 2020 (inception) to December 31, 2020.

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 2, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity VIP Growth & Income - Serv II (FGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 31, 2020 (inception) to December 31, 2020.

INVESCO V. I.

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 30, 2020 (inception) to December 31, 2020.

ALPS VARIABLE INVESTMENT TRUST

ALPS Red Rocks Global Opportunity Cl III (ARLPE3) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 23, 2020 (inception) to December 31, 2020.

IVY VIP

Ivy VIP Energy (WRENG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 3, 2020 (inception) to December 31, 2020.

DFA INVESTMENT DIMENSIONS

DFA VA Global Moderate Allocation (DFVGMI)

4

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 24, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Moderately Conservative II (NVCMC2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 7, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Moderately Conservative II (GVDMC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 27, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Blueprint Managed Growth & Income II (NCPGI2) (1)

VANECK VIP

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 16, 2020 (inception) to December 31, 2020.

JOHN HANCOCK

JHancock VIT Emerging Markets Value II (JHEMV2)

NATIONWIDE VARIABLE INSURANCE

NVIT Multi-Manager Small Cap Growth II (SCGF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

FIRST EAGLE

First Eagle Overseas (FEOVF)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 22, 2019 (inception) to December 31, 2019.

AMERICAN CENTURY VARIABLE PORT

American Century VP Inflation Protection Class II (ACVIP2)

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Value Class B (ALVIVB)

AB Small/Mid Cap Value A (ALVSVA)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds New World (AMVNW4)

BLACKROCK VAR SERIES TRST FNDS

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FIDELITY VIP

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

INVESCO V. I.

Invesco Oppenheimer V.I. International Growth S1 (OVIG)

IVY VIP

Ivy VIP Mid Cap Growth (WRMCG)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced - Serv (JABS)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology and Innovation - Serv (JAGTS) (1)

6

Janus Henderson Enterprise - Serv (JAMGS)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

LMPV EQUITY TRUST

LMCBV Small Cap Growth II (SBVSG2)

LMCBV Large Cap Growth I (LVCLGI)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Series Total Return VC (LOVTRC)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

MFS Utilities Series - Service (MVUSC)

MORGAN STANLEY

Morgan Stanley VIF Emerging Markets Debt II (MSEMB)

Morgan Stanley VIF Global Infrastructure II (MSGI2)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NW BlackRock NVIT Equity Dividend I (EIF)

NVIT Government Bond I (GBF)

NVIT International Equity I (GIG)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT Investor Destinations Conservative II (GVIDC)

NVIT Investor Destinations Moderate II (GVIDM)

NVIT International Index - Class Y (GVIXY)

NVIT Investor Destinations Managed Growth II (IDPG2)

NVIT Investor Destinations Managed Growth & Income II (IDPGI2)

NVIT Mid Cap Index - Class Y (MCIFD)

NW Amundi NVIT Multi Sector Bond I (MSBF)

NVIT Managed American Funds Asset Alloc II (NAMAA2)

NVIT Blueprint Managed Growth II (NCPG2) (1)

NVIT Bond Index - Class Y (NVBXD)

NVIT Blueprint Conservative II (NVCCN2) (1)

NVIT Blueprint Moderately Aggressive II (NVCMA2) (1)

NVIT Blueprint Balanced II (NVCRB2) (1)

NVIT Investor Destinations Balanced II (NVDBL2)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

NW BlackRock NVIT Managed Global Alloc II (NVMGA2)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

Nationwide Newton NVIT Sustainable U.S. Equity II (NVNSR2) (1)

NVIT Real Estate II (NVRE2)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market I (SAM)

NVIT Multi-Manager Small Company I (SCF)

NVIT Multi-Manager Small Cap Value I (SCVF)

Nationwide NVIT AQR Large Cap Defensive Style Class 2 (TRF2) (1)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Probabilities Class 1 (NOVPB1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)

7

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

PUTNAM VARIABLE TRUST

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Income Cl IB (PVIB)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Health Sciences II (TRHS2)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the period from February 22, 2019 (commencement of operations) to December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to October 23, 2020 (liquidation).

NATIONWIDE VARIABLE INSURANCE

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

8

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALCAI2	5,787	$514,335	$578,424	$4	$578,428	$-	$578,428	$578,428	$-	$578,428
ALVIVB	2,011	25,431	28,833	-	28,833	3	28,830	28,830	-	28,830
ALVSVA	10,425	147,183	181,284	4	181,288	-	181,288	181,288	-	181,288
ARLPE3	1,576	19,386	23,087	2	23,089	-	23,089	23,089	-	23,089
ACVIP2	1,435	14,889	15,919	8	15,927	-	15,927	15,927	-	15,927
ACVMV2	4,023	79,140	82,763	2	82,765	-	82,765	82,765	-	82,765
AMVAA4	45,345	1,123,661	1,181,681	-	1,181,681	1	1,181,680	1,181,680	-	1,181,680
AMVBC4	86,550	1,095,848	1,216,891	1	1,216,892	-	1,216,892	1,216,892	-	1,216,892
AMVBD4	113,110	1,306,373	1,322,259	-	1,322,259	1	1,322,258	1,322,258	-	1,322,258
AMVGG4	33,995	1,188,261	1,375,116	-	1,375,116	6	1,375,110	1,375,110	-	1,375,110
AMVGI4	15,427	809,936	832,919	-	832,919	7	832,912	832,912	-	832,912
AMVGR4	15,462	1,524,042	1,812,763	-	1,812,763	4	1,812,759	1,812,759	-	1,812,759
AMVHI4	3,877	39,434	40,861	3	40,864	-	40,864	40,864	-	40,864
AMVI4	22,994	452,694	534,601	6	534,607	-	534,607	534,607	-	534,607
AMVNW4	50,280	1,283,969	1,560,691	-	1,560,691	2	1,560,689	1,560,689	-	1,560,689
BRVHY3	7,941	55,430	59,956	236	60,192	-	60,192	60,192	-	60,192
BRVTR3	126,139	1,573,296	1,543,946	2,051	1,545,997	-	1,545,997	1,545,997	-	1,545,997
DWVSVS	7,108	207,187	241,546	4	241,550	-	241,550	241,550	-	241,550
DFVEA	36,797	394,950	474,676	-	474,676	-	474,676	474,676	-	474,676
DFVGB	3,521	37,208	37,423	-	37,423	5	37,418	37,418	-	37,418
DFVGMI	2,301	28,792	33,346	5	33,351	-	33,351	33,351	-	33,351
DFVIS	18,259	214,997	241,202	5	241,207	-	241,207	241,207	-	241,207
DFVIV	14,360	153,166	169,157	1	169,158	-	169,158	169,158	-	169,158
DFVSTF	52,328	535,669	533,744	-	533,744	-	533,744	533,744	-	533,744
DFVULV	34,311	812,005	909,924	3	909,927	-	909,927	909,927	-	909,927
DFVUTV	33,134	505,913	610,005	1	610,006	-	610,006	610,006	-	610,006
ETVFR	4,234	38,389	38,236	1	38,237	-	38,237	38,237	-	38,237
FNRS2	1,125	11,351	11,665	-	11,665	2	11,663	11,663	-	11,663
FB2	7,210	152,188	163,241	4	163,245	-	163,245	163,245	-	163,245
FC2	14,840	605,137	693,478	10	693,488	-	693,488	693,488	-	693,488
FGI2	11,829	210,413	256,928	5	256,933	-	256,933	256,933	-	256,933
FIGBP2	85,637	1,153,697	1,174,937	-	1,174,937	6	1,174,931	1,174,931	-	1,174,931
FVSIS2	79,807	908,021	932,146	1	932,147	-	932,147	932,147	-	932,147
FEOVF	27,880	682,738	713,172	5	713,177	-	713,177	713,177	-	713,177
GVMSAS	844	7,777	7,972	2	7,974	-	7,974	7,974	-	7,974
GVSSCS	10,350	103,640	138,588	-	138,588	5	138,583	138,583	-	138,583
GVFRB	44	1,041	1,081	-	1,081	4	1,077	1,077	-	1,077

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVTRBE	42,030	740,316	760,741	5	760,746	-	760,746	760,746	-	760,746
RCPF	315	21,984	22,358	5	22,363	-	22,363	22,363	-	22,363
RTEL	337	21,844	22,262	4	22,266	-	22,266	22,266	-	22,266
SBLP	39	1,002	1,082	4	1,086	-	1,086	1,086	-	1,086
OVGIS	1,093	31,050	32,237	-	32,237	-	32,237	32,237	-	32,237
OVGSS	2,314	110,648	118,824	2	118,826	-	118,826	118,826	-	118,826
OVIG	45,281	93,864	131,768	-	131,768	3	131,765	131,765	-	131,765
WRMCG	49,047	654,370	857,532	-	857,532	13	857,519	857,519	-	857,519
JABS	18,084	768,590	833,673	-	833,673	8	833,665	833,665	-	833,665
JAFBS	27,191	363,569	380,132	-	380,132	5	380,127	380,127	-	380,127
JAGTS	21,921	383,867	449,371	12	449,383	-	449,383	449,383	-	449,383
JAMGS	4,620	338,593	404,045	-	404,045	-	404,045	404,045	-	404,045
JHEMV2	4,559	37,312	44,085	-	44,085	3	44,082	44,082	-	44,082
LZREMS	2,265	42,361	47,861	-	47,861	5	47,856	47,856	-	47,856
LVCLGI	9,931	325,806	374,585	6	374,591	-	374,591	374,591	-	374,591
SBVSG2	9,278	251,668	319,720	4	319,724	-	319,724	319,724	-	319,724
LOVBD	107,207	1,285,395	1,339,011	-	1,339,011	3	1,339,008	1,339,008	-	1,339,008
LOVTRC	70,831	1,215,287	1,228,914	-	1,228,914	1	1,228,913	1,228,913	-	1,228,913
MNCPS2	1,738	26,686	31,283	-	31,283	2	31,281	31,281	-	31,281
MV2RIS	1,225	21,329	21,929	1	21,930	-	21,930	21,930	-	21,930
MV3MVS	5,021	41,794	42,679	-	42,679	2	42,677	42,677	-	42,677
MEGSS	5,354	314,120	376,039	-	376,039	4	376,035	376,035	-	376,035
MVFSC	9,959	186,669	198,789	5	198,794	-	198,794	198,794	-	198,794
MVUSC	2,549	84,701	88,432	-	88,432	4	88,428	88,428	-	88,428
MSEMB	140	1,015	1,077	4	1,081	-	1,081	1,081	-	1,081
MSGI2	10,554	75,916	81,267	-	81,267	1	81,266	81,266	-	81,266
DTRTFY	100,143	1,021,362	1,020,462	-	1,020,462	-	1,020,462	1,020,462	-	1,020,462
EIF	8,634	145,040	167,417	6	167,423	-	167,423	167,423	-	167,423
GBF	11,199	128,063	126,436	-	126,436	-	126,436	126,436	-	126,436
GIG	46,285	520,625	537,371	-	537,371	3	537,368	537,368	-	537,368
GVDMA	492	5,498	6,464	4	6,468	-	6,468	6,468	-	6,468
GVDMC	30,584	305,046	344,071	-	344,071	4	344,067	344,067	-	344,067
GVEXD	125,280	2,589,800	2,806,271	-	2,806,271	2	2,806,269	2,806,269	-	2,806,269
GVIDC	42,855	426,661	451,695	2	451,697	-	451,697	451,697	-	451,697
GVIDM	20,064	225,969	242,173	2	242,175	-	242,175	242,175	-	242,175
GVIXY	10,133	94,977	105,683	-	105,683	3	105,680	105,680	-	105,680
IDPG2	359,367	3,762,046	4,305,220	-	4,305,220	6	4,305,214	4,305,214	-	4,305,214

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IDPGI2	57,716	611,690	658,541	-	658,541	6	658,535	658,535	-	658,535
MCIFD	39,618	873,762	910,014	-	910,014	2	910,012	910,012	-	910,012
MSBF	25,377	218,733	233,470	-	233,470	6	233,464	233,464	-	233,464
NAMAA2	599,019	6,893,320	7,212,194	5	7,212,199	-	7,212,199	7,212,199	-	7,212,199
NAMGI2	2,162	24,888	25,599	-	25,599	1	25,598	25,598	-	25,598
NCPG2	522,516	5,450,924	5,893,979	-	5,893,979	3	5,893,976	5,893,976	-	5,893,976
NCPGI2	25,449	258,552	279,686	-	279,686	1	279,685	279,685	-	279,685
NVBXD	19,045	213,350	213,307	-	213,307	4	213,303	213,303	-	213,303
NVCCA2	2,415	24,536	25,599	-	25,599	4	25,595	25,595	-	25,595
NVCCN2	34,992	345,666	381,414	4	381,418	-	381,418	381,418	-	381,418
NVCMA2	1,396	12,176	13,279	3	13,282	-	13,282	13,282	-	13,282
NVCMC2	33,189	339,749	367,402	-	367,402	2	367,400	367,400	-	367,400
NVCRB2	121,808	1,236,963	1,361,818	2	1,361,820	-	1,361,820	1,361,820	-	1,361,820
NVDBL2	24,100	387,679	390,418	3	390,421	-	390,421	390,421	-	390,421
NVDCA2	778	13,051	14,261	10	14,271	-	14,271	14,271	-	14,271
NVFIY	29,540	331,615	329,075	6	329,081	-	329,081	329,081	-	329,081
NVGEY	494	4,707	6,343	5	6,348	-	6,348	6,348	-	6,348
NVMGA2	1,262	13,689	15,191	-	15,191	1	15,190	15,190	-	15,190
NVMMG2	2,798	34,561	35,595	5	35,600	-	35,600	35,600	-	35,600
NVMMV1	8,390	58,981	64,857	-	64,857	1	64,856	64,856	-	64,856
NVNMO2	1,740	18,046	20,926	-	20,926	4	20,922	20,922	-	20,922
NVNSR2	20,868	263,265	293,612	1	293,613	-	293,613	293,613	-	293,613
NVRE2	6,993	39,052	50,141	-	50,141	4	50,137	50,137	-	50,137
NVSIXD	173,047	1,437,170	1,602,416	1	1,602,417	-	1,602,417	1,602,417	-	1,602,417
SAM	4,835,770	4,835,770	4,835,770	5	4,835,775	-	4,835,775	4,835,775	-	4,835,775
SCF	1,835	26,293	36,684	-	36,684	1	36,683	36,683	-	36,683
SCGF2	4,552	68,455	78,572	2	78,574	-	78,574	78,574	-	78,574
SCVF	967	8,248	8,482	3	8,485	-	8,485	8,485	-	8,485
TRF2	2,954	67,228	69,190	-	69,190	-	69,190	69,190	-	69,190
NOVPB1	6,492	53,509	53,300	2	53,302	-	53,302	53,302	-	53,302
PMUBAM	905	9,276	9,581	-	9,581	1	9,580	9,580	-	9,580
PMVEBA	2,878	37,744	38,681	-	38,681	5	38,676	38,676	-	38,676
PMVFHA	2,190	24,288	24,617	-	24,617	3	24,614	24,614	-	24,614
PMVHYA	8,775	68,747	70,290	-	70,290	10	70,280	70,280	-	70,280
PMVID	244,549	2,593,133	2,692,480	-	2,692,480	4	2,692,476	2,692,476	-	2,692,476
PMVLDA	9,534	98,517	98,958	7	98,965	-	98,965	98,965	-	98,965
PMVLGA	3,205	48,716	47,338	-	47,338	3	47,335	47,335	-	47,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRRA	541	7,409	7,529	5	7,534	-	7,534	7,534	-	7,534
PMVRSA	5,387	29,707	32,593	1	32,594	-	32,594	32,594	-	32,594
PMVTRA	231,884	2,637,308	2,687,541	2	2,687,543	-	2,687,543	2,687,543	-	2,687,543
PVSTA	27,197	280,064	283,389	-	283,389	4	283,385	283,385	-	283,385
PVDIB	48,774	271,498	278,498	5	278,503	-	278,503	278,503	-	278,503
PVIB	23,780	269,318	272,516	5	272,521	-	272,521	272,521	-	272,521
TRBCG2	28,087	1,184,720	1,361,653	-	1,361,653	6	1,361,647	1,361,647	-	1,361,647
TRHS2	14,529	778,013	842,124	4	842,128	-	842,128	842,128	-	842,128
VEEMS	6,390	87,549	106,262	10	106,272	-	106,272	106,272	-	106,272
VVGGS	8,933	113,138	104,334	14	104,348	-	104,348	104,348	-	104,348
VWHAS	414	6,068	8,929	1	8,930	-	8,930	8,930	-	8,930
VVB	72,109	1,766,977	1,851,751	-	1,851,751	-	1,851,751	1,851,751	-	1,851,751
VVCG	15,174	507,483	686,036	7	686,043	-	686,043	686,043	-	686,043
VVDV	35,804	360,139	491,952	4	491,956	-	491,956	491,956	-	491,956
VVEI	98,528	2,029,618	2,273,052	-	2,273,052	-	2,273,052	2,273,052	-	2,273,052
VVEIX	47,488	2,097,556	2,552,954	5	2,552,959	-	2,552,959	2,552,959	-	2,552,959
VVG	44,928	1,190,620	1,614,700	-	1,614,700	-	1,614,700	1,614,700	-	1,614,700
VVGBI	3,564	78,873	79,823	-	79,823	3	79,820	79,820	-	79,820
VVHGB	738,340	9,258,719	9,458,133	-	9,458,133	-	9,458,133	9,458,133	-	9,458,133
VVHYB	58,248	408,446	472,974	-	472,974	1	472,973	472,973	-	472,973
VVI	22,645	687,277	986,622	-	986,622	1	986,621	986,621	-	986,621
VVMCI	76,793	1,526,952	1,978,958	-	1,978,958	5	1,978,953	1,978,953	-	1,978,953
VVREI	54,458	595,961	676,915	5	676,920	-	676,920	676,920	-	676,920
VVSTC	318,295	3,459,017	3,539,438	-	3,539,438	4	3,539,434	3,539,434	-	3,539,434
VVTISI	91,959	1,688,705	2,113,216	3	2,113,219	-	2,113,219	2,113,219	-	2,113,219
VVTSM	98,676	3,868,488	4,791,702	7	4,791,709	-	4,791,709	4,791,709	-	4,791,709
SVDF	2,669	103,968	130,062	-	130,062	5	130,057	130,057	-	130,057
MGRFV	5,415	60,915	66,119	-	66,119	-	66,119	66,119	-	66,119

Total (unaudited)			$106,310,275	$2,572	$106,312,847	$213	$106,312,634	$106,312,634	$-	$106,312,634

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALCAI2	ALVIVB	ALVSVA	ARLPE3	ACVIP2	ACVMV2	AMVAA4
Reinvested dividends	$1,003,072	-	424	905	2,615	204	294	6,798
Mortality and expense risk charges (note 2)	(182,528)	(439)	(49)	(181)	(18)	(21)	(16)	(637)

Net investment income (loss)	820,544	(439)	375	724	2,597	183	278	6,161

Realized gain (loss) on investments	(756,061)	7,721	(3,002)	(17,152)	754	36	126	11,478
Change in unrealized gain (loss) on investments	8,652,818	63,638	3,143	32,583	3,701	1,035	3,623	45,322

Net gain (loss) on investments	7,896,757	71,359	141	15,431	4,455	1,071	3,749	56,800

Reinvested capital gains	1,335,168	69,724	-	4,141	370	-	-	1,979

Net increase (decrease) in contract owners’ equity resulting from operations	$10,052,469	140,644	516	20,296	7,422	1,254	4,027	64,940

Investment Activity:	AMVBC4	AMVBD4	AMVGG4	AMVGI4	AMVGR4	AMVHI4	AMVI4	AMVNW4
Reinvested dividends	$15,802	19,462	995	2,724	1,258	2,738	1,902	268
Mortality and expense risk charges (note 2)	(1,138)	(917)	(790)	(235)	(844)	(110)	(572)	(973)

Net investment income (loss)	14,664	18,545	205	2,489	414	2,628	1,330	(705)

Realized gain (loss) on investments	15,351	2,500	24,842	1,712	46,770	(299)	9,747	21,779
Change in unrealized gain (loss) on investments	105,167	17,465	171,231	18,530	283,509	1,454	76,142	267,359

Net gain (loss) on investments	120,518	19,965	196,073	20,242	330,279	1,155	85,889	289,138

Reinvested capital gains	8,235	6,734	17,387	4,047	14,638	-	-	7,511

Net increase (decrease) in contract owners’ equity resulting from operations	$143,417	45,244	213,665	26,778	345,331	3,783	87,219	295,944

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVHY3	BRVTR3	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV
Reinvested dividends	$1,472	13,470	1,521	7,820	10	346	4,383	3,170
Mortality and expense risk charges (note 2)	(52)	(1,253)	(251)	(1,939)	(139)	(121)	(971)	(462)

Net investment income (loss)	1,420	12,217	1,270	5,881	(129)	225	3,412	2,708

Realized gain (loss) on investments	(27)	11,446	(6,097)	2,263	(436)	5	3,176	(12,084)
Change in unrealized gain (loss) on investments	4,452	(30,023)	31,290	76,116	866	4,554	18,537	16,078

Net gain (loss) on investments	4,425	(18,577)	25,193	78,379	430	4,559	21,713	3,994

Reinvested capital gains	-	69,295	8,670	1,186	-	374	3,860	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,845	62,935	35,133	85,446	301	5,158	28,985	6,702

Investment Activity:	DFVSTF	DFVULV	DFVUTV	ETVFR	FNRS2	FB2	FC2	FGI2
Reinvested dividends	$2,918	19,082	7,785	989	210	1,578	187	3,780
Mortality and expense risk charges (note 2)	(1,637)	(2,704)	(1,051)	(45)	(7)	(71)	(498)	(211)

Net investment income (loss)	1,281	16,378	6,734	944	203	1,507	(311)	3,569

Realized gain (loss) on investments	(1,012)	(6,035)	52	(66)	(18)	792	17,044	4,929
Change in unrealized gain (loss) on investments	(836)	97,671	102,187	(175)	315	11,053	75,308	46,515

Net gain (loss) on investments	(1,848)	91,636	102,239	(241)	297	11,845	92,352	51,444

Reinvested capital gains	-	-	-	-	-	23	1,386	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(567)	108,014	108,973	703	500	13,375	93,427	55,013

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FIGBP2	FVSIS2	FEOVF	GVMSAS	GVSSCS	GVFRB	GVTRBE	RCPF
Reinvested dividends	$17,953	23,918	16,269	143	-	-	3,683	119
Mortality and expense risk charges (note 2)	(794)	(763)	(664)	(2)	(176)	-	(340)	(12)

Net investment income (loss)	17,159	23,155	15,605	141	(176)	-	3,343	107

Realized gain (loss) on investments	(1,216)	(4,726)	(303)	-	1,399	-	5,608	468
Change in unrealized gain (loss) on investments	25,237	28,713	32,060	196	31,621	39	20,280	372

Net gain (loss) on investments	24,021	23,987	31,757	196	33,020	39	25,888	840

Reinvested capital gains	169	7,106	28,762	-	1,873	-	-	186

Net increase (decrease) in contract owners’ equity resulting from operations	$41,349	54,248	76,124	337	34,717	39	29,231	1,133

Investment Activity:	RFSF	RTEL	SBLP	OVGIS	OVGSS	OVIG	WRENG	WRMCG
Reinvested dividends	$42	81	-	-	231	884	258	-
Mortality and expense risk charges (note 2)	(3)	(9)	-	(12)	(57)	(151)	(13)	(729)

Net investment income (loss)	39	72	-	(12)	174	733	245	(729)

Realized gain (loss) on investments	616	(1,018)	-	1,066	9,987	4,232	9,750	33,172
Change in unrealized gain (loss) on investments	-	418	80	1,187	8,177	35,120	-	194,583

Net gain (loss) on investments	616	(600)	80	2,253	18,164	39,352	9,750	227,755

Reinvested capital gains	157	-	-	-	1,913	1,306	-	30,820

Net increase (decrease) in contract owners’ equity resulting from operations	$812	(528)	80	2,241	20,251	41,391	9,995	257,846

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JABS	JAFBS	JAGTS	JAMGS	JHEMV2	LZREMS	LVCLGI	SBVSG2
Reinvested dividends	$9,331	7,869	10	86	949	711	34	-
Mortality and expense risk charges (note 2)	(768)	(474)	(467)	(332)	(71)	(33)	(272)	(325)

Net investment income (loss)	8,563	7,395	(457)	(246)	878	678	(238)	(325)

Realized gain (loss) on investments	16,535	2,751	58,403	5,541	(183)	1,077	8,992	7,083
Change in unrealized gain (loss) on investments	65,902	17,779	65,775	59,646	6,773	4,144	47,313	69,259

Net gain (loss) on investments	82,437	20,530	124,178	65,187	6,590	5,221	56,305	76,342

Reinvested capital gains	9,009	-	29,223	14,582	-	-	11,358	22,229

Net increase (decrease) in contract owners’ equity resulting from operations	$100,009	27,925	152,944	79,523	7,468	5,899	67,425	98,246

Investment Activity:	LOVBD	LOVTRC	MNCPS2	MV2RIS	MV3MVS	MEGSS	MVFSC	MVUSC
Reinvested dividends	$47,635	27,843	31	-	-	-	1,690	756
Mortality and expense risk charges (note 2)	(1,271)	(1,154)	(12)	(2)	(2)	(373)	(191)	(55)

Net investment income (loss)	46,364	26,689	19	(2)	(2)	(373)	1,499	701

Realized gain (loss) on investments	(7,722)	2,211	489	4	6	3,933	(831)	(962)
Change in unrealized gain (loss) on investments	61,271	15,080	4,596	599	885	60,053	8,826	3,653

Net gain (loss) on investments	53,549	17,291	5,085	603	891	63,986	7,995	2,691

Reinvested capital gains	-	22,157	312	-	-	21,891	5,679	894

Net increase (decrease) in contract owners’ equity resulting from operations	$99,913	66,137	5,416	601	889	85,504	15,173	4,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSEMB	MSGI2	DTRTFY	EIF	GBF	GIG	GVDMA	GVDMC
Reinvested dividends	$162	1,030	14,546	2,720	2,564	2,514	13	434
Mortality and expense risk charges (note 2)	(3)	(66)	(1,395)	(125)	(192)	(84)	(6)	(401)

Net investment income (loss)	159	964	13,151	2,595	2,372	2,430	7	33

Realized gain (loss) on investments	(164)	(1,085)	1,111	(10,989)	1,842	(2,528)	11	(4,037)
Change in unrealized gain (loss) on investments	53	5,144	1,163	18,648	(491)	16,829	967	39,026

Net gain (loss) on investments	(111)	4,059	2,274	7,659	1,351	14,301	978	34,989

Reinvested capital gains	-	1,128	-	2,840	-	-	365	9,211

Net increase (decrease) in contract owners’ equity resulting from operations	$48	6,151	15,425	13,094	3,723	16,731	1,350	44,233

Investment Activity:	GVEXD	GVIDC	GVIDM	GVIXY	IDPG2	IDPGI2	MCIFD	MSBF
Reinvested dividends	$45,802	694	-	3,612	4,751	770	9,453	7,317
Mortality and expense risk charges (note 2)	(5,192)	(674)	(72)	(1,059)	(4,395)	(811)	(562)	(266)

Net investment income (loss)	40,610	20	(72)	2,553	356	(41)	8,891	7,051

Realized gain (loss) on investments	(105,678)	19,327	(698)	(48,179)	(4,586)	(5,972)	(37,331)	(1,406)
Change in unrealized gain (loss) on investments	152,072	25,123	16,175	(1,849)	539,803	44,453	42,790	15,679

Net gain (loss) on investments	46,394	44,450	15,477	(50,028)	535,217	38,481	5,459	14,273

Reinvested capital gains	10,883	6,611	-	7,030	71,189	6,921	1,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	$97,887	51,081	15,405	(40,445)	606,762	45,361	15,653	21,324

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NAMAA2	NAMGI2	NCPG2	NCPGI2	NVBXD	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$76,979	196	18,891	910	4,255	-	901	1,511
Mortality and expense risk charges (note 2)	(5,695)	(6)	(3,017)	(188)	(1,340)	(5)	(380)	(170)

Net investment income (loss)	71,284	190	15,874	722	2,915	(5)	521	1,341

Realized gain (loss) on investments	11,561	418	(3,402)	(5,188)	30,638	20	38	(5,590)
Change in unrealized gain (loss) on investments	301,080	711	438,698	21,135	(6,328)	1,063	35,748	1,426

Net gain (loss) on investments	312,641	1,129	435,296	15,947	24,310	1,083	35,786	(4,164)

Reinvested capital gains	152,306	-	-	-	-	-	880	2,996

Net increase (decrease) in contract owners’ equity resulting from operations	$536,231	1,319	451,170	16,669	27,225	1,078	37,187	173

Investment Activity:	NVCMC2	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY	NVMGA2	NVMMG2
Reinvested dividends	$1,347	7,535	82	2	4,893	104	411	-
Mortality and expense risk charges (note 2)	(296)	(1,183)	(193)	(4)	(461)	(18)	(31)	(11)

Net investment income (loss)	1,051	6,352	(111)	(2)	4,432	86	380	(11)

Realized gain (loss) on investments	(641)	(20,946)	15,238	3	184	26	793	(662)
Change in unrealized gain (loss) on investments	27,653	125,628	2,710	1,211	(2,509)	1,636	872	1,034

Net gain (loss) on investments	27,012	104,682	17,948	1,214	(2,325)	1,662	1,665	372

Reinvested capital gains	1,698	15,324	1,809	59	534	-	-	3,379

Net increase (decrease) in contract owners’ equity resulting from operations	$29,761	126,358	19,646	1,271	2,641	1,748	2,045	3,740

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMMV1	NVNMO2	NVNSR2	NVRE2	NVSIXD	SAM	SCF	SCGF2
Reinvested dividends	$1,103	66	2,080	845	13,423	2,607	7	-
Mortality and expense risk charges (note 2)	(102)	(8)	(185)	(127)	(2,036)	(3,423)	(44)	(61)

Net investment income (loss)	1,001	58	1,895	718	11,387	(816)	(37)	(61)

Realized gain (loss) on investments	(20,224)	233	12,139	(10,503)	(76,702)	-	1,211	(151)
Change in unrealized gain (loss) on investments	8,320	2,880	30,362	12,516	200,211	-	10,612	10,117

Net gain (loss) on investments	(11,904)	3,113	42,501	2,013	123,509	-	11,823	9,966

Reinvested capital gains	-	-	7,481	516	16,005	-	1,438	9,003

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,903)	3,171	51,877	3,247	150,901	(816)	13,224	18,908

Investment Activity:	SCVF	TRF2	NOVPB1	PMUBAM	PMVEBA	PMVFAD	PMVFHA	PMVHYA
Reinvested dividends	$3	482	-	229	1,497	1,105	44	626
Mortality and expense risk charges (note 2)	(7)	(84)	(226)	(12)	(49)	(19)	(7)	(20)

Net investment income (loss)	(4)	398	(226)	217	1,448	1,086	37	606

Realized gain (loss) on investments	272	1,098	(49,059)	(4)	749	(701)	-	(55)
Change in unrealized gain (loss) on investments	(61)	1,539	1,603	305	92	(249)	328	1,472

Net gain (loss) on investments	211	2,637	(47,456)	301	841	(950)	328	1,417

Reinvested capital gains	20	5,528	1,940	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227	8,563	(45,742)	518	2,289	136	365	2,023

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	PVDIB
Reinvested dividends	$75,855	307	364	139	102	34,094	1,708	24,680
Mortality and expense risk charges (note 2)	(2,595)	(48)	(33)	(31)	(10)	(2,548)	(231)	(468)

Net investment income (loss)	73,260	259	331	108	92	31,546	1,477	24,212

Realized gain (loss) on investments	(112)	(16)	557	2,163	1	12,459	2	(12,513)
Change in unrealized gain (loss) on investments	93,215	465	(1,050)	(40)	2,887	50,320	3,271	3,383

Net gain (loss) on investments	93,103	449	(493)	2,123	2,888	62,779	3,273	(9,130)

Reinvested capital gains	4,609	-	76	-	-	19,388	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$170,972	708	(86)	2,231	2,980	113,713	4,750	15,082

Investment Activity:	PVIB	TRBCG2	TRHS2	VEEMS	VVGGS	VWHAS	VVB	VVCG
Reinvested dividends	$10,971	-	-	1,492	471	63	12,210	2,721
Mortality and expense risk charges (note 2)	(354)	(1,277)	(494)	(69)	(43)	(7)	(3,451)	(2,361)

Net investment income (loss)	10,617	(1,277)	(494)	1,423	428	56	8,759	360

Realized gain (loss) on investments	(3,960)	135,443	14,621	665	(1,401)	542	(19,710)	2,340
Change in unrealized gain (loss) on investments	3,240	173,442	64,941	18,713	(8,804)	2,861	86,061	175,958

Net gain (loss) on investments	(720)	308,885	79,562	19,378	(10,205)	3,403	66,351	178,298

Reinvested capital gains	2,036	43,077	43,295	2,340	-	-	14,890	5,794

Net increase (decrease) in contract owners’ equity resulting from operations	$11,933	350,685	122,363	23,141	(9,777)	3,459	90,000	184,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI
Reinvested dividends	$658	45,474	26,525	6,567	-	64,122	5,436	4,289
Mortality and expense risk charges (note 2)	(1,580)	(8,067)	(8,165)	(7,162)	(97)	(28,529)	(1,741)	(2,983)

Net investment income (loss)	(922)	37,407	18,360	(595)	(97)	35,593	3,695	1,306

Realized gain (loss) on investments	8,491	(202,017)	(122,388)	17,107	4	26,255	(4,348)	70,430
Change in unrealized gain (loss) on investments	129,782	200,071	411,088	371,219	951	202,436	64,614	290,355

Net gain (loss) on investments	138,273	(1,946)	288,700	388,326	955	228,691	60,266	360,785

Reinvested capital gains	4,254	56,756	31,117	93,291	-	-	-	7,839

Net increase (decrease) in contract owners’ equity resulting from operations	$141,605	92,217	338,177	481,022	858	264,284	63,961	369,930

Investment Activity:	VVMCI	VVREI	VVSTC	VVTISI	VVTSM	SVDF	MGRFV	NVLM2
Reinvested dividends	$29,549	4,366	40,035	39,517	46,226	-	-	979
Mortality and expense risk charges (note 2)	(7,800)	(2,275)	(11,435)	(8,550)	(17,077)	(145)	(66)	(246)

Net investment income (loss)	21,749	2,091	28,600	30,967	29,149	(145)	(66)	733

Realized gain (loss) on investments	(339,417)	(24,733)	3,185	(242,709)	(78,922)	31,866	86	(3,120)
Change in unrealized gain (loss) on investments	393,736	79,922	77,569	356,158	816,616	25,498	5,204	(6,111)

Net gain (loss) on investments	54,319	55,189	80,754	113,449	737,694	57,364	5,290	(9,231)

Reinvested capital gains	110,638	2,746	-	11,165	89,179	11,862	165	13,068

Net increase (decrease) in contract owners’ equity resulting from operations	$186,706	60,026	109,354	155,581	856,022	69,081	5,389	4,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALCAI2		ALVIVB		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$820,544	169,205	(439)	(20)	375	41	724	122
Realized gain (loss) on investments	(756,061)	21,709	7,721	31	(3,002)	6	(17,152)	(76)
Change in unrealized gain (loss) on investments	8,652,818	574,464	63,638	449	3,143	258	32,583	1,518
Reinvested capital gains	1,335,168	179,053	69,724	2,254	-	-	4,141	3,172

Net increase (decrease) in contract owners’ equity resulting from operations	10,052,469	944,431	140,644	2,714	516	305	20,296	4,736

Equity transactions:
Purchase payments received from contract owners (note 4)	77,837,391	28,447,247	318,504	27,433	26,929	13,244	76,884	45,807
Transfers between funds	-	-	94,187	(1,242)	(11,356)	125	(39,383)	75,773
Redemptions (notes 2, 3, and 4)	(10,875,481)	(95,830)	(3,684)	(132)	(675)	(254)	(2,139)	(690)
Adjustments to maintain reserves	2,408	(1)	3	1	(2)	(2)	4	-

Net equity transactions	66,964,318	28,351,416	409,010	26,060	14,896	13,113	35,366	120,890

Net change in contract owners’ equity	77,016,787	29,295,847	549,654	28,774	15,412	13,418	55,662	125,626
Contract owners’ equity at beginning of period	29,295,847	-	28,774	-	13,418	-	125,626	-

Contract owners’ equity at end of period	$106,312,634	29,295,847	578,428	28,774	28,830	13,418	181,288	125,626

CHANGE IN UNITS:
Beginning units	2,666,720	-	2,392	-	1,217	-	11,622	-
Units purchased	13,708,616	3,509,161	48,971	2,976	4,676	1,257	27,652	12,128
Units redeemed	(7,663,636)	(842,441)	(17,372)	(584)	(3,329)	(40)	(23,016)	(506)

Ending units	8,711,700	2,666,720	33,991	2,392	2,564	1,217	16,258	11,622

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ARLPE3		ACVIP2		ACVMV2		AMVAA4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,597	-	183	20	278	-	6,161	4,376
Realized gain (loss) on investments	754	-	36	-	126	-	11,478	208
Change in unrealized gain (loss) on investments	3,701	-	1,035	(5)	3,623	-	45,322	12,697
Reinvested capital gains	370	-	-	-	-	-	1,979	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,422	-	1,254	15	4,027	-	64,940	17,281

Equity transactions:
Purchase payments received from contract owners (note 4)	11,189	-	9,608	5,000	53,610	-	466,481	263,809
Transfers between funds	4,482	-	163	58	25,192	-	301,266	74,751
Redemptions (notes 2, 3, and 4)	(6)	-	(179)	-	(66)	-	(6,579)	(269)
Adjustments to maintain reserves	2	-	8	-	2	-	-	-

Net equity transactions	15,667	-	9,600	5,058	78,738	-	761,168	338,291

Net change in contract owners’ equity	23,089	-	10,854	5,073	82,765	-	826,108	355,572
Contract owners’ equity at beginning of period	-	-	5,073	-	-	-	355,572	-

Contract owners’ equity at end of period	$23,089	-	15,927	5,073	82,765	-	1,181,680	355,572

CHANGE IN UNITS:
Beginning units	-	-	477	-	-	-	31,403	-
Units purchased	1,910	-	1,415	477	6,407	-	106,566	31,675
Units redeemed	(237)	-	(524)	-	(79)	-	(44,735)	(272)

Ending units	1,673	-	1,368	477	6,328	-	93,234	31,403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVBD4		AMVGG4		AMVGI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,664	3,984	18,545	3,273	205	1,322	2,489	1,149
Realized gain (loss) on investments	15,351	4,230	2,500	376	24,842	68	1,712	(128)
Change in unrealized gain (loss) on investments	105,167	15,876	17,465	(1,580)	171,231	15,624	18,530	4,454
Reinvested capital gains	8,235	-	6,734	-	17,387	-	4,047	3,084

Net increase (decrease) in contract owners’ equity resulting from operations	143,417	24,090	45,244	2,069	213,665	17,014	26,778	8,559

Equity transactions:
Purchase payments received from contract owners (note 4)	719,940	176,145	856,633	104,603	928,410	63,976	588,707	70,369
Transfers between funds	(369)	181,161	222,218	107,269	59,624	118,748	84,406	59,807
Redemptions (notes 2, 3, and 4)	(27,459)	(33)	(14,569)	(1,205)	(26,246)	(41)	(4,344)	(1,363)
Adjustments to maintain reserves	1	(1)	(2)	(2)	(40)	-	(7)	-

Net equity transactions	692,113	357,272	1,064,280	210,665	961,748	182,683	668,762	128,813

Net change in contract owners’ equity	835,530	381,362	1,109,524	212,734	1,175,413	199,697	695,540	137,372
Contract owners’ equity at beginning of period	381,362	-	212,734	-	199,697	-	137,372	-

Contract owners’ equity at end of period	$1,216,892	381,362	1,322,258	212,734	1,375,110	199,697	832,912	137,372

CHANGE IN UNITS:
Beginning units	33,554	-	19,894	-	16,442	-	11,872	-
Units purchased	105,950	38,663	121,259	20,626	97,557	17,358	71,955	12,144
Units redeemed	(40,602)	(5,109)	(27,881)	(732)	(26,842)	(916)	(20,136)	(272)

Ending units	98,902	33,554	113,272	19,894	87,157	16,442	63,691	11,872

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGR4		AMVHI4		AMVI4		AMVNW4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$414	264	2,628	132	1,330	1,594	(705)	564
Realized gain (loss) on investments	46,770	110	(299)	1	9,747	2,466	21,779	134
Change in unrealized gain (loss) on investments	283,509	5,213	1,454	(28)	76,142	5,765	267,359	9,363
Reinvested capital gains	14,638	-	-	-	-	453	7,511	-

Net increase (decrease) in contract owners’ equity resulting from operations	345,331	5,587	3,783	105	87,219	10,278	295,944	10,061

Equity transactions:
Purchase payments received from contract owners (note 4)	1,091,762	107,417	21,411	5,676	233,500	144,719	1,245,849	62,500
Transfers between funds	309,486	(24,644)	(59,192)	70,846	15,895	58,929	(107,156)	84,242
Redemptions (notes 2, 3, and 4)	(22,083)	(92)	(1,638)	(132)	(15,124)	(814)	(30,735)	(15)
Adjustments to maintain reserves	(5)	-	5	-	6	(1)	(2)	1

Net equity transactions	1,379,160	82,681	(39,414)	76,390	234,277	202,833	1,107,956	146,728

Net change in contract owners’ equity	1,724,491	88,268	(35,631)	76,495	321,496	213,111	1,403,900	156,789
Contract owners’ equity at beginning of period	88,268	-	76,495	-	213,111	-	156,789	-

Contract owners’ equity at end of period	$1,812,759	88,268	40,864	76,495	534,607	213,111	1,560,689	156,789

CHANGE IN UNITS:
Beginning units	7,423	-	7,236	-	18,952	-	13,428	-
Units purchased	120,093	9,744	10,985	7,250	48,679	23,807	126,300	13,534
Units redeemed	(26,834)	(2,321)	(14,626)	(14)	(25,719)	(4,855)	(31,102)	(106)

Ending units	100,682	7,423	3,595	7,236	41,912	18,952	108,626	13,428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		DWVSVS		DFVEA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,420	98	12,217	679	1,270	(15)	5,881	2,106
Realized gain (loss) on investments	(27)	3	11,446	81	(6,097)	98	2,263	176
Change in unrealized gain (loss) on investments	4,452	74	(30,023)	671	31,290	3,069	76,116	3,610
Reinvested capital gains	-	-	69,295	689	8,670	-	1,186	872

Net increase (decrease) in contract owners’ equity resulting from operations	5,845	175	62,935	2,120	35,133	3,152	85,446	6,764

Equity transactions:
Purchase payments received from contract owners (note 4)	48,008	5,676	1,291,084	201,032	148,935	60,156	208,790	122,149
Transfers between funds	663	9	80,527	1,846	3,278	(1,346)	66,684	(3,139)
Redemptions (notes 2, 3, and 4)	(299)	(108)	(94,176)	(1,175)	(7,758)	(5)	(12,008)	(10)
Adjustments to maintain reserves	224	(1)	1,803	1	5	-	(1)	1

Net equity transactions	48,596	5,576	1,279,238	201,704	144,460	58,805	263,465	119,001

Net change in contract owners’ equity	54,441	5,751	1,342,173	203,824	179,593	61,957	348,911	125,765
Contract owners’ equity at beginning of period	5,751	-	203,824	-	61,957	-	125,765	-

Contract owners’ equity at end of period	$60,192	5,751	1,545,997	203,824	241,550	61,957	474,676	125,765

CHANGE IN UNITS:
Beginning units	529	-	19,033	-	5,493	-	11,002	-
Units purchased	5,490	545	170,441	19,231	28,587	5,614	45,215	11,277
Units redeemed	(833)	(16)	(56,213)	(198)	(12,145)	(121)	(18,989)	(275)

Ending units	5,186	529	133,261	19,033	21,935	5,493	37,228	11,002

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGB		DFVGMI		DFVIS		DFVIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(129)	674	225	-	3,412	3,967	2,708	(3)
Realized gain (loss) on investments	(436)	-	5	-	3,176	157	(12,084)	-
Change in unrealized gain (loss) on investments	866	(651)	4,554	-	18,537	7,669	16,078	(86)
Reinvested capital gains	-	-	374	-	3,860	1,835	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	301	23	5,158	-	28,985	13,628	6,702	(89)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	27,994	-	-	120,831	-	101,349	-
Transfers between funds	9,228	-	28,200	-	(67,842)	148,839	8,965	53,077
Redemptions (notes 2, 3, and 4)	(120)	(4)	(12)	-	(3,220)	(17)	(828)	(17)
Adjustments to maintain reserves	(4)	-	5	-	4	(1)	-	(1)

Net equity transactions	9,104	27,990	28,193	-	49,773	148,821	109,486	53,059

Net change in contract owners’ equity	9,405	28,013	33,351	-	78,758	162,449	116,188	52,970
Contract owners’ equity at beginning of period	28,013	-	-	-	162,449	-	52,970	-

Contract owners’ equity at end of period	$37,418	28,013	33,351	-	241,207	162,449	169,158	52,970

CHANGE IN UNITS:
Beginning units	2,732	-	-	-	14,250	-	4,895	-
Units purchased	3,628	2,732	2,728	-	28,172	14,374	21,700	4,896
Units redeemed	(2,743)	-	-	-	(22,977)	(124)	(10,596)	(1)

Ending units	3,617	2,732	2,728	-	19,445	14,250	15,999	4,895

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVSTF		DFVULV		DFVUTV		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,281	1,226	16,378	3,634	6,734	768	944	512
Realized gain (loss) on investments	(1,012)	1	(6,035)	4,615	52	2	(66)	(2)
Change in unrealized gain (loss) on investments	(836)	(1,089)	97,671	248	102,187	1,905	(175)	22
Reinvested capital gains	-	-	-	1,924	-	1,444	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(567)	138	108,014	10,421	108,973	4,119	703	532

Equity transactions:
Purchase payments received from contract owners (note 4)	362,660	57,388	587,689	179,884	323,243	-	5,673	28,047
Transfers between funds	123,251	2,128	39,590	(4,570)	120,322	55,308	3,064	969
Redemptions (notes 2, 3, and 4)	(10,596)	(657)	(10,127)	(976)	(1,954)	(5)	(620)	(133)
Adjustments to maintain reserves	(1)	-	3	(1)	1	(1)	1	1

Net equity transactions	475,314	58,859	617,155	174,337	441,612	55,302	8,118	28,884

Net change in contract owners’ equity	474,747	58,997	725,169	184,758	550,585	59,421	8,821	29,416
Contract owners’ equity at beginning of period	58,997	-	184,758	-	59,421	-	29,416	-

Contract owners’ equity at end of period	$533,744	58,997	909,927	184,758	610,006	59,421	38,237	29,416

CHANGE IN UNITS:
Beginning units	5,815	-	16,052	-	5,457	-	2,853	-
Units purchased	66,377	5,883	102,438	25,465	58,827	5,457	9,467	3,173
Units redeemed	(19,609)	(68)	(37,888)	(9,413)	(10,108)	-	(8,677)	(320)

Ending units	52,583	5,815	80,602	16,052	54,176	5,457	3,643	2,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FB2		FC2		FGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$203	-	1,507	-	(311)	256	3,569	-
Realized gain (loss) on investments	(18)	-	792	-	17,044	2,502	4,929	-
Change in unrealized gain (loss) on investments	315	-	11,053	-	75,308	13,032	46,515	-
Reinvested capital gains	-	-	23	-	1,386	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	500	-	13,375	-	93,427	15,790	55,013	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	49,671	-	340,701	190,866	172,731	-
Transfers between funds	11,208	-	100,243	-	44,974	20,847	35,649	-
Redemptions (notes 2, 3, and 4)	(41)	-	(47)	-	(11,996)	(1,133)	(6,466)	-
Adjustments to maintain reserves	(4)	-	3	-	11	1	6	-

Net equity transactions	11,163	-	149,870	-	373,690	210,581	201,920	-

Net change in contract owners’ equity	11,663	-	163,245	-	467,117	226,371	256,933	-
Contract owners’ equity at beginning of period	-	-	-	-	226,371	-	-	-

Contract owners’ equity at end of period	$11,663	-	163,245	-	693,488	226,371	256,933	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	19,097	-	-	-
Units purchased	1,138	-	12,523	-	69,880	24,695	22,161	-
Units redeemed	(138)	-	(853)	-	(43,967)	(5,598)	(1,786)	-

Ending units	1,000	-	11,670	-	45,010	19,097	20,375	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBP2		FVSIS2		FEOVF		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,159	4,249	23,155	6,797	15,605	549	141	-
Realized gain (loss) on investments	(1,216)	(1)	(4,726)	193	(303)	23	-	-
Change in unrealized gain (loss) on investments	25,237	(3,998)	28,713	(4,587)	32,060	(1,626)	196	-
Reinvested capital gains	169	-	7,106	1,628	28,762	6,449	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,349	250	54,248	4,031	76,124	5,395	337	-

Equity transactions:
Purchase payments received from contract owners (note 4)	581,174	48,500	479,237	227,954	474,189	189,775	-	-
Transfers between funds	340,306	179,609	185,193	(1,133)	5,796	20,573	7,637	-
Redemptions (notes 2, 3, and 4)	(16,250)	(23)	(16,433)	(953)	(57,351)	(1,330)	(1)	-
Adjustments to maintain reserves	13	3	1	2	5	1	1	-

Net equity transactions	905,243	228,089	647,998	225,870	422,639	209,019	7,637	-

Net change in contract owners’ equity	946,592	228,339	702,246	229,901	498,763	214,414	7,974	-
Contract owners’ equity at beginning of period	228,339	-	229,901	-	214,414	-	-	-

Contract owners’ equity at end of period	$1,174,931	228,339	932,147	229,901	713,177	214,414	7,974	-

CHANGE IN UNITS:
Beginning units	21,323	-	21,611	-	19,962	-	-	-
Units purchased	107,042	21,323	112,441	22,836	93,869	20,107	711	-
Units redeemed	(27,655)	-	(52,118)	(1,225)	(51,567)	(145)	-	-

Ending units	100,710	21,323	81,934	21,611	62,264	19,962	711	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		GVFRB		GVTRBE		RCPF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(176)	126	-	-	3,343	387	107	-
Realized gain (loss) on investments	1,399	172	-	-	5,608	(323)	468	-
Change in unrealized gain (loss) on investments	31,621	3,327	39	-	20,280	144	372	-
Reinvested capital gains	1,873	1,512	-	-	-	-	186	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,717	5,137	39	-	29,231	208	1,133	-

Equity transactions:
Purchase payments received from contract owners (note 4)	43,477	74,976	1,000	-	226,716	101,729	13,468	-
Transfers between funds	(9,860)	(2,359)	41	-	403,032	3,377	7,803	-
Redemptions (notes 2, 3, and 4)	(6,669)	(825)	-	-	(3,359)	(194)	(46)	-
Adjustments to maintain reserves	(13)	2	(3)	-	6	-	5	-

Net equity transactions	26,935	71,794	1,038	-	626,395	104,912	21,230	-

Net change in contract owners’ equity	61,652	76,931	1,077	-	655,626	105,120	22,363	-
Contract owners’ equity at beginning of period	76,931	-	-	-	105,120	-	-	-

Contract owners’ equity at end of period	$138,583	76,931	1,077	-	760,746	105,120	22,363	-

CHANGE IN UNITS:
Beginning units	6,952	-	-	-	10,134	-	-	-
Units purchased	33,351	7,250	104	-	79,217	15,356	4,154	-
Units redeemed	(28,723)	(298)	-	-	(25,005)	(5,222)	(2,339)	-

Ending units	11,580	6,952	104	-	64,346	10,134	1,815	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RFSF		RTEL		SBLP		OVGIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$39	-	72	-	-	-	(12)	-
Realized gain (loss) on investments	616	-	(1,018)	-	-	-	1,066	-
Change in unrealized gain (loss) on investments	-	-	418	-	80	-	1,187	-
Reinvested capital gains	157	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	812	-	(528)	-	80	-	2,241	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,878	-	9,591	-	1,000	-	70,589	-
Transfers between funds	(4,670)	-	13,226	-	2	-	(40,588)	-
Redemptions (notes 2, 3, and 4)	(19)	-	(27)	-	-	-	(4)	-
Adjustments to maintain reserves	(1)	-	4	-	4	-	(1)	-

Net equity transactions	(812)	-	22,794	-	1,006	-	29,996	-

Net change in contract owners’ equity	-	-	22,266	-	1,086	-	32,237	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$-	-	22,266	-	1,086	-	32,237	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	487	-	3,725	-	97	-	5,427	-
Units redeemed	(487)	-	(1,773)	-	-	-	(3,033)	-

Ending units	-	-	1,952	-	97	-	2,394	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		WRENG		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$174	-	733	161	245	-	(729)	(41)
Realized gain (loss) on investments	9,987	-	4,232	105	9,750	-	33,172	201
Change in unrealized gain (loss) on investments	8,177	-	35,120	2,784	-	-	194,583	8,578
Reinvested capital gains	1,913	-	1,306	929	-	-	30,820	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,251	-	41,391	3,979	9,995	-	257,846	8,738

Equity transactions:
Purchase payments received from contract owners (note 4)	148,397	-	78,763	66,807	24,868	-	445,095	168,215
Transfers between funds	(49,236)	-	(54,690)	(1,654)	(34,785)	-	23,298	(8,851)
Redemptions (notes 2, 3, and 4)	(587)	-	(2,012)	(814)	(78)	-	(35,835)	(975)
Adjustments to maintain reserves	1	-	(4)	(1)	-	-	(12)	-

Net equity transactions	98,575	-	22,057	64,338	(9,995)	-	432,546	158,389

Net change in contract owners’ equity	118,826	-	63,448	68,317	-	-	690,392	167,127
Contract owners’ equity at beginning of period	-	-	68,317	-	-	-	167,127	-

Contract owners’ equity at end of period	$118,826	-	131,765	68,317	-	-	857,519	167,127

CHANGE IN UNITS:
Beginning units	-	-	5,793	-	-	-	14,108	-
Units purchased	13,627	-	19,930	6,058	7,080	-	78,681	14,988
Units redeemed	(5,576)	-	(16,509)	(265)	(7,080)	-	(44,108)	(880)

Ending units	8,051	-	9,214	5,793	-	-	48,681	14,108

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JABS		JAFBS		JAGTS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,563	(5)	7,395	3,215	(457)	(3)	(246)	(1)
Realized gain (loss) on investments	16,535	-	2,751	751	58,403	23	5,541	174
Change in unrealized gain (loss) on investments	65,902	(820)	17,779	(1,215)	65,775	(271)	59,646	5,806
Reinvested capital gains	9,009	-	-	-	29,223	-	14,582	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,009	(825)	27,925	2,751	152,944	(251)	79,523	5,979

Equity transactions:
Purchase payments received from contract owners (note 4)	421,867	35,250	139,603	239,266	258,517	5,000	186,479	109,383
Transfers between funds	145,899	250,082	(26,488)	6,139	(36,173)	105,915	33,532	(2,279)
Redemptions (notes 2, 3, and 4)	(118,518)	(78)	(8,130)	(935)	(36,545)	(36)	(7,758)	(812)
Adjustments to maintain reserves	(33)	12	(5)	1	12	-	(1)	(1)

Net equity transactions	449,215	285,266	104,980	244,471	185,811	110,879	212,252	106,291

Net change in contract owners’ equity	549,224	284,441	132,905	247,222	338,755	110,628	291,775	112,270
Contract owners’ equity at beginning of period	284,441	-	247,222	-	110,628	-	112,270	-

Contract owners’ equity at end of period	$833,665	284,441	380,127	247,222	449,383	110,628	404,045	112,270

CHANGE IN UNITS:
Beginning units	24,767	-	23,031	-	8,841	-	9,588	-
Units purchased	95,194	24,774	61,482	28,478	40,856	8,863	42,950	9,859
Units redeemed	(56,173)	(7)	(52,329)	(5,447)	(25,823)	(22)	(23,527)	(271)

Ending units	63,788	24,767	32,184	23,031	23,874	8,841	29,011	9,588

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JHEMV2		LZREMS		LVCLGI		SBVSG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$878	-	678	(6)	(238)	106	(325)	(33)
Realized gain (loss) on investments	(183)	-	1,077	74	8,992	(72)	7,083	(253)
Change in unrealized gain (loss) on investments	6,773	-	4,144	1,355	47,313	1,466	69,259	(1,208)
Reinvested capital gains	-	-	-	-	11,358	2,816	22,229	9,132

Net increase (decrease) in contract owners’ equity resulting from operations	7,468	-	5,899	1,423	67,425	4,316	98,246	7,638

Equity transactions:
Purchase payments received from contract owners (note 4)	39,442	-	18,114	12,578	138,910	69,905	129,696	125,637
Transfers between funds	(2,569)	-	11,101	(749)	150,605	(5,922)	(4,729)	(8,792)
Redemptions (notes 2, 3, and 4)	(256)	-	(503)	(2)	(50,628)	(28)	(26,986)	(990)
Adjustments to maintain reserves	(3)	-	(5)	-	7	1	5	(1)

Net equity transactions	36,614	-	28,707	11,827	238,894	63,956	97,986	115,854

Net change in contract owners’ equity	44,082	-	34,606	13,250	306,319	68,272	196,232	123,492
Contract owners’ equity at beginning of period	-	-	13,250	-	68,272	-	123,492	-

Contract owners’ equity at end of period	$44,082	-	47,856	13,250	374,591	68,272	319,724	123,492

CHANGE IN UNITS:
Beginning units	-	-	1,186	-	5,758	-	11,064	-
Units purchased	4,719	-	4,774	1,253	28,428	6,320	42,410	12,012
Units redeemed	(648)	-	(1,612)	(67)	(9,973)	(562)	(33,390)	(948)

Ending units	4,071	-	4,348	1,186	24,213	5,758	20,084	11,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVBD		LOVTRC		MNCPS2		MV2RIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$46,364	13,884	26,689	1,795	19	-	(2)	-
Realized gain (loss) on investments	(7,722)	-	2,211	(1)	489	-	4	-
Change in unrealized gain (loss) on investments	61,271	(7,656)	15,080	(1,452)	4,596	-	599	-
Reinvested capital gains	-	-	22,157	-	312	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	99,913	6,228	66,137	342	5,416	-	601	-

Equity transactions:
Purchase payments received from contract owners (note 4)	754,276	68,611	971,893	93,214	29,172	-	4,453	-
Transfers between funds	94,027	351,404	138,566	2,143	(3,302)	-	16,875	-
Redemptions (notes 2, 3, and 4)	(35,438)	(21)	(42,722)	(658)	(4)	-	(1)	-
Adjustments to maintain reserves	7	1	(2)	-	(1)	-	2	-

Net equity transactions	812,872	419,995	1,067,735	94,699	25,865	-	21,329	-

Net change in contract owners’ equity	912,785	426,223	1,133,872	95,041	31,281	-	21,930	-
Contract owners’ equity at beginning of period	426,223	-	95,041	-	-	-	-	-

Contract owners’ equity at end of period	$1,339,008	426,223	1,228,913	95,041	31,281	-	21,930	-

CHANGE IN UNITS:
Beginning units	39,532	-	8,952	-	-	-	-	-
Units purchased	124,452	39,532	131,886	9,017	2,302	-	1,639	-
Units redeemed	(48,013)	-	(32,875)	(65)	(223)	-	(5)	-

Ending units	115,971	39,532	107,963	8,952	2,079	-	1,634	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV3MVS		MEGSS		MVFSC		MVUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2)	-	(373)	(8)	1,499	(15)	701	-
Realized gain (loss) on investments	6	-	3,933	40	(831)	19	(962)	-
Change in unrealized gain (loss) on investments	885	-	60,053	1,867	8,826	3,293	3,653	77
Reinvested capital gains	-	-	21,891	-	5,679	-	894	-

Net increase (decrease) in contract owners’ equity resulting from operations	889	-	85,504	1,899	15,173	3,297	4,286	77

Equity transactions:
Purchase payments received from contract owners (note 4)	41,995	-	179,337	43,017	23,369	64,273	45,015	11,750
Transfers between funds	(204)	-	70,963	(626)	131,134	(343)	21,649	9,935
Redemptions (notes 2, 3, and 4)	(1)	-	(4,053)	(3)	(38,110)	(5)	(4,278)	-
Adjustments to maintain reserves	(2)	-	(5)	2	7	(1)	(6)	-

Net equity transactions	41,788	-	246,242	42,390	116,400	63,924	62,380	21,685

Net change in contract owners’ equity	42,677	-	331,746	44,289	131,573	67,221	66,666	21,762
Contract owners’ equity at beginning of period	-	-	44,289	-	67,221	-	21,762	-

Contract owners’ equity at end of period	$42,677	-	376,035	44,289	198,794	67,221	88,428	21,762

CHANGE IN UNITS:
Beginning units	-	-	3,621	-	5,726	-	1,905	-
Units purchased	3,122	-	23,245	3,672	20,116	5,756	8,460	1,911
Units redeemed	(15)	-	(3,446)	(51)	(9,403)	(30)	(3,021)	(6)

Ending units	3,107	-	23,420	3,621	16,439	5,726	7,344	1,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSEMB		MSGI2		DTRTFY		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$159	82	964	138	13,151	2,298	2,595	965
Realized gain (loss) on investments	(164)	-	(1,085)	(2)	1,111	3	(10,989)	159
Change in unrealized gain (loss) on investments	53	9	5,144	207	1,163	(2,063)	18,648	3,731
Reinvested capital gains	-	-	1,128	256	-	-	2,840	1,056

Net increase (decrease) in contract owners’ equity resulting from operations	48	91	6,151	599	15,425	238	13,094	5,911

Equity transactions:
Purchase payments received from contract owners (note 4)	1,007	3,662	70,400	13,244	919,583	81,162	73,518	56,096
Transfers between funds	(3,567)	28	(8,241)	(171)	53,910	16,323	23,879	(2,821)
Redemptions (notes 2, 3, and 4)	(121)	(70)	(462)	(253)	(66,152)	(27)	(1,986)	(271)
Adjustments to maintain reserves	4	(1)	-	(1)	-	-	4	(1)

Net equity transactions	(2,677)	3,619	61,697	12,819	907,341	97,458	95,415	53,003

Net change in contract owners’ equity	(2,629)	3,710	67,848	13,418	922,766	97,696	108,509	58,914
Contract owners’ equity at beginning of period	3,710	-	13,418	-	97,696	-	58,914	-

Contract owners’ equity at end of period	$1,081	3,710	81,266	13,418	1,020,462	97,696	167,423	58,914

CHANGE IN UNITS:
Beginning units	344	-	1,166	-	9,294	-	5,010	-
Units purchased	452	352	8,504	1,214	107,932	14,601	29,678	5,882
Units redeemed	(701)	(8)	(2,490)	(48)	(23,540)	(5,307)	(20,921)	(872)

Ending units	95	344	7,180	1,166	93,686	9,294	13,767	5,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GIG		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,372	1,052	2,430	448	7	-	33	-
Realized gain (loss) on investments	1,842	-	(2,528)	(30)	11	-	(4,037)	-
Change in unrealized gain (loss) on investments	(491)	(1,135)	16,829	(84)	967	-	39,026	-
Reinvested capital gains	-	-	-	786	365	-	9,211	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,723	(83)	16,731	1,120	1,350	-	44,233	-

Equity transactions:
Purchase payments received from contract owners (note 4)	608,393	49,793	523,111	41,807	5,250	-	304,050	-
Transfers between funds	(546,709)	16,059	(43,405)	229	(105)	-	(1,872)	-
Redemptions (notes 2, 3, and 4)	(4,167)	(575)	(1,424)	(798)	(30)	-	(2,338)	-
Adjustments to maintain reserves	1	1	(2)	(1)	3	-	(6)	-

Net equity transactions	57,518	65,278	478,280	41,237	5,118	-	299,834	-

Net change in contract owners’ equity	61,241	65,195	495,011	42,357	6,468	-	344,067	-
Contract owners’ equity at beginning of period	65,195	-	42,357	-	-	-	-	-

Contract owners’ equity at end of period	$126,436	65,195	537,368	42,357	6,468	-	344,067	-

CHANGE IN UNITS:
Beginning units	6,198	-	3,834	-	-	-	-	-
Units purchased	85,121	6,252	50,208	3,964	521	-	34,843	-
Units redeemed	(79,966)	(54)	(8,897)	(130)	(11)	-	(5,650)	-

Ending units	11,353	6,198	45,145	3,834	510	-	29,193	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEXD		GVIDC		GVIDM		GVIXY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$40,610	20,630	20	292	(72)	-	2,553	10,380
Realized gain (loss) on investments	(105,678)	921	19,327	-	(698)	-	(48,179)	309
Change in unrealized gain (loss) on investments	152,072	64,399	25,123	(89)	16,175	29	(1,849)	12,555
Reinvested capital gains	10,883	39,968	6,611	-	-	-	7,030	327

Net increase (decrease) in contract owners’ equity resulting from operations	97,887	125,918	51,081	203	15,405	29	(40,445)	23,571

Equity transactions:
Purchase payments received from contract owners (note 4)	2,019,848	781,663	400,000	15,000	-	11,064	30,786	163,808
Transfers between funds	(418,308)	303,578	(13,352)	-	226,256	-	(240,663)	174,811
Redemptions (notes 2, 3, and 4)	(89,882)	(14,629)	(1,236)	(1)	(10,579)	-	(2,502)	(3,704)
Adjustments to maintain reserves	196	(2)	3	(1)	1	(1)	17	1

Net equity transactions	1,511,854	1,070,610	385,415	14,998	215,678	11,063	(212,362)	334,916

Net change in contract owners’ equity	1,609,741	1,196,528	436,496	15,201	231,083	11,092	(252,807)	358,487
Contract owners’ equity at beginning of period	1,196,528	-	15,201	-	11,092	-	358,487	-

Contract owners’ equity at end of period	$2,806,269	1,196,528	451,697	15,201	242,175	11,092	105,680	358,487

CHANGE IN UNITS:
Beginning units	100,526	-	1,427	-	999	-	31,783	-
Units purchased	277,732	103,538	64,243	1,427	20,823	999	43,241	32,282
Units redeemed	(177,754)	(3,012)	(25,865)	-	(2,015)	-	(66,273)	(499)

Ending units	200,504	100,526	39,805	1,427	19,807	999	8,751	31,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG2		IDPGI2		MCIFD		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$356	3,464	(41)	4,003	8,891	1,168	7,051	2,964
Realized gain (loss) on investments	(4,586)	-	(5,972)	4	(37,331)	(260)	(1,406)	(5)
Change in unrealized gain (loss) on investments	539,803	3,371	44,453	2,397	42,790	(6,539)	15,679	(942)
Reinvested capital gains	71,189	3,909	6,921	-	1,303	13,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	606,762	10,744	45,361	6,404	15,653	7,494	21,324	2,017

Equity transactions:
Purchase payments received from contract owners (note 4)	3,598,238	173,564	409,407	159,186	848,380	96,722	54,925	131,710
Transfers between funds	(54,053)	-	1,083	55,658	(45,348)	(106)	25,517	1,453
Redemptions (notes 2, 3, and 4)	(30,002)	(33)	(17,766)	(795)	(10,979)	(1,803)	(3,429)	(48)
Adjustments to maintain reserves	(5)	(1)	(4)	1	(1)	-	(4)	(1)

Net equity transactions	3,514,178	173,530	392,720	214,050	792,052	94,813	77,009	133,114

Net change in contract owners’ equity	4,120,940	184,274	438,081	220,454	807,705	102,307	98,333	135,131
Contract owners’ equity at beginning of period	184,274	-	220,454	-	102,307	-	135,131	-

Contract owners’ equity at end of period	$4,305,214	184,274	658,535	220,454	910,012	102,307	233,464	135,131

CHANGE IN UNITS:
Beginning units	16,630	-	20,154	-	9,151	-	12,666	-
Units purchased	374,286	16,630	68,982	20,228	83,857	9,328	23,959	12,700
Units redeemed	(24,784)	-	(31,443)	(74)	(20,758)	(177)	(15,553)	(34)

Ending units	366,132	16,630	57,693	20,154	72,250	9,151	21,072	12,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$71,284	19,337	190	-	15,874	6,979	722	-
Realized gain (loss) on investments	11,561	(12)	418	-	(3,402)	(35)	(5,188)	-
Change in unrealized gain (loss) on investments	301,080	17,793	711	-	438,698	4,357	21,135	-
Reinvested capital gains	152,306	4,496	-	-	-	5,944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	536,231	41,614	1,319	-	451,170	17,245	16,669	-

Equity transactions:
Purchase payments received from contract owners (note 4)	4,964,560	1,675,103	37,479	-	5,048,155	319,697	274,559	-
Transfers between funds	(299)	55,607	(13,196)	-	(784)	74,226	-	-
Redemptions (notes 2, 3, and 4)	(59,761)	(864)	(2)	-	(14,867)	(861)	(11,541)	-
Adjustments to maintain reserves	8	-	(2)	-	(4)	(1)	(2)	-

Net equity transactions	4,904,508	1,729,846	24,279	-	5,032,500	393,061	263,016	-

Net change in contract owners’ equity	5,440,739	1,771,460	25,598	-	5,483,670	410,306	279,685	-
Contract owners’ equity at beginning of period	1,771,460	-	-	-	410,306	-	-	-

Contract owners’ equity at end of period	$7,212,199	1,771,460	25,598	-	5,893,976	410,306	279,685	-

CHANGE IN UNITS:
Beginning units	156,335	-	-	-	37,176	-	-	-
Units purchased	609,834	250,793	3,312	-	506,011	37,253	32,004	-
Units redeemed	(170,637)	(94,458)	(1,221)	-	(44,772)	(77)	(7,609)	-

Ending units	595,532	156,335	2,091	-	498,415	37,176	24,395	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBXD		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,915	17,252	(5)	-	521	(5)	1,341	(2)
Realized gain (loss) on investments	30,638	677	20	-	38	203	(5,590)	-
Change in unrealized gain (loss) on investments	(6,328)	6,286	1,063	-	35,748	-	1,426	(323)
Reinvested capital gains	-	-	-	-	880	-	2,996	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,225	24,215	1,078	-	37,187	198	173	(325)

Equity transactions:
Purchase payments received from contract owners (note 4)	72,290	655,382	25,000	-	344,353	(196)	12,242	-
Transfers between funds	(605,107)	55,227	(477)	-	-	-	(139,186)	141,539
Redemptions (notes 2, 3, and 4)	(1,340)	(14,727)	(2)	-	(127)	(2)	(1,116)	(48)
Adjustments to maintain reserves	137	1	(4)	-	5	-	2	1

Net equity transactions	(534,020)	695,883	24,517	-	344,231	(198)	(128,058)	141,492

Net change in contract owners’ equity	(506,795)	720,098	25,595	-	381,418	-	(127,885)	141,167
Contract owners’ equity at beginning of period	720,098	-	-	-	-	-	141,167	-

Contract owners’ equity at end of period	$213,303	720,098	25,595	-	381,418	-	13,282	141,167

CHANGE IN UNITS:
Beginning units	67,580	-	-	-	-	-	12,514	-
Units purchased	85,307	68,957	2,096	-	33,186	2,883	13,570	12,519
Units redeemed	(134,134)	(1,377)	(39)	-	-	(2,883)	(25,033)	(5)

Ending units	18,753	67,580	2,057	-	33,186	-	1,051	12,514

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,051	-	6,352	918	(111)	-	(2)	-
Realized gain (loss) on investments	(641)	-	(20,946)	(1)	15,238	-	3	-
Change in unrealized gain (loss) on investments	27,653	-	125,628	(772)	2,710	29	1,211	-
Reinvested capital gains	1,698	-	15,324	-	1,809	-	59	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,761	-	126,358	145	19,646	29	1,271	-

Equity transactions:
Purchase payments received from contract owners (note 4)	373,775	-	1,436,833	62,815	609,462	11,064	854	-
Transfers between funds	(981)	-	-	-	(234,840)	-	12,198	-
Redemptions (notes 2, 3, and 4)	(35,154)	-	(264,277)	(56)	(14,942)	-	(62)	-
Adjustments to maintain reserves	(1)	-	2	-	3	(1)	10	-

Net equity transactions	337,639	-	1,172,558	62,759	359,683	11,063	13,000	-

Net change in contract owners’ equity	367,400	-	1,298,916	62,904	379,329	11,092	14,271	-
Contract owners’ equity at beginning of period	-	-	62,904	-	11,092	-	-	-

Contract owners’ equity at end of period	$367,400	-	1,361,820	62,904	390,421	11,092	14,271	-

CHANGE IN UNITS:
Beginning units	-	-	5,726	-	1,011	-	-	-
Units purchased	34,342	-	150,350	5,731	84,031	1,011	1,151	-
Units redeemed	(3,359)	-	(42,819)	(5)	(52,458)	-	(10)	-

Ending units	30,983	-	113,257	5,726	32,584	1,011	1,141	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIY		NVGEY		NVMGA2		NVMMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,432	(1)	86	-	380	85	(11)	-
Realized gain (loss) on investments	184	-	26	-	793	9	(662)	-
Change in unrealized gain (loss) on investments	(2,509)	(30)	1,636	-	872	631	1,034	-
Reinvested capital gains	534	-	-	-	-	442	3,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,641	(31)	1,748	-	2,045	1,167	3,740	-

Equity transactions:
Purchase payments received from contract owners (note 4)	278,933	-	4,750	-	25	25,822	55,047	-
Transfers between funds	32,158	16,022	(124)	-	(13,012)	(53)	(23,188)	-
Redemptions (notes 2, 3, and 4)	(646)	-	(31)	-	(546)	(257)	(4)	-
Adjustments to maintain reserves	4	-	5	-	(3)	2	5	-

Net equity transactions	310,449	16,022	4,600	-	(13,536)	25,514	31,860	-

Net change in contract owners’ equity	313,090	15,991	6,348	-	(11,491)	26,681	35,600	-
Contract owners’ equity at beginning of period	15,991	-	-	-	26,681	-	-	-

Contract owners’ equity at end of period	$329,081	15,991	6,348	-	15,190	26,681	35,600	-

CHANGE IN UNITS:
Beginning units	1,492	-	-	-	2,414	-	-	-
Units purchased	28,949	1,492	491	-	2,643	2,451	4,029	-
Units redeemed	(1,784)	-	(12)	-	(3,855)	(37)	(2,128)	-

Ending units	28,657	1,492	479	-	1,202	2,414	1,901	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV1		NVNMO2		NVNSR2		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,001	575	58	-	1,895	-	718	919
Realized gain (loss) on investments	(20,224)	(78)	233	-	12,139	-	(10,503)	1
Change in unrealized gain (loss) on investments	8,320	(2,444)	2,880	-	30,362	(15)	12,516	(1,428)
Reinvested capital gains	-	4,005	-	-	7,481	-	516	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,903)	2,058	3,171	-	51,877	(15)	3,247	(508)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,643	35,007	19,448	-	285,832	-	23,750	12,578
Transfers between funds	(40,549)	53,085	(1,690)	-	(20,356)	10,010	(59,180)	70,496
Redemptions (notes 2, 3, and 4)	(1,063)	(419)	(3)	-	(33,736)	-	(235)	(8)
Adjustments to maintain reserves	(3)	-	(4)	-	2	(1)	(3)	-

Net equity transactions	(13,972)	87,673	17,751	-	231,742	10,009	(35,668)	83,066

Net change in contract owners’ equity	(24,875)	89,731	20,922	-	283,619	9,994	(32,421)	82,558
Contract owners’ equity at beginning of period	89,731	-	-	-	9,994	-	82,558	-

Contract owners’ equity at end of period	$64,856	89,731	20,922	-	293,613	9,994	50,137	82,558

CHANGE IN UNITS:
Beginning units	8,007	-	-	-	861	-	7,140	-
Units purchased	19,850	8,446	1,705	-	29,343	861	14,050	7,151
Units redeemed	(21,995)	(439)	(131)	-	(7,853)	-	(16,583)	(11)

Ending units	5,862	8,007	1,574	-	22,351	861	4,607	7,140

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIXD		SAM		SCF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,387	2,424	(816)	10,357	(37)	(3)	(61)	-
Realized gain (loss) on investments	(76,702)	(2,205)	-	-	1,211	(22)	(151)	-
Change in unrealized gain (loss) on investments	200,211	(34,964)	-	-	10,612	(221)	10,117	-
Reinvested capital gains	16,005	55,904	-	-	1,438	721	9,003	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,901	21,159	(816)	10,357	13,224	475	18,908	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,290,266	131,909	10,038,307	7,479,817	29,963	15,075	57,150	-
Transfers between funds	(85,024)	109,512	(3,809,245)	(6,685,725)	(21,246)	13	2,667	-
Redemptions (notes 2, 3, and 4)	(14,483)	(1,823)	(2,183,055)	(13,902)	(530)	(291)	(152)	-
Adjustments to maintain reserves	-	-	35	2	(1)	1	1	-

Net equity transactions	1,190,759	239,598	4,046,042	780,192	8,186	14,798	59,666	-

Net change in contract owners’ equity	1,341,660	260,757	4,045,226	790,549	21,410	15,273	78,574	-
Contract owners’ equity at beginning of period	260,757	-	790,549	-	15,273	-	-	-

Contract owners’ equity at end of period	$1,602,417	260,757	4,835,775	790,549	36,683	15,273	78,574	-

CHANGE IN UNITS:
Beginning units	23,606	-	78,089	-	1,392	-	-	-
Units purchased	147,948	24,330	1,620,404	740,930	5,119	1,440	7,933	-
Units redeemed	(49,709)	(724)	(1,221,030)	(662,841)	(3,780)	(48)	(3,088)	-

Ending units	121,845	23,606	477,463	78,089	2,731	1,392	4,845	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF2		NOVPB1		PMUBAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4)	46	398	79	(226)	(3)	217	1
Realized gain (loss) on investments	272	-	1,098	4	(49,059)	(1)	(4)	-
Change in unrealized gain (loss) on investments	(61)	295	1,539	423	1,603	(1,812)	305	-
Reinvested capital gains	20	-	5,528	-	1,940	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	227	341	8,563	506	(45,742)	(1,816)	518	1

Equity transactions:
Purchase payments received from contract owners (note 4)	6,037	4,275	66,649	10,000	-	-	9,106	25
Transfers between funds	(2,389)	-	(16,230)	(81)	(109,796)	212,309	1	1
Redemptions (notes 2, 3, and 4)	(8)	(1)	(216)	(1)	(1,584)	(70)	(70)	-
Adjustments to maintain reserves	3	-	-	-	2	(1)	(1)	(1)

Net equity transactions	3,643	4,274	50,203	9,918	(111,378)	212,238	9,036	25

Net change in contract owners’ equity	3,870	4,615	58,766	10,424	(157,120)	210,422	9,554	26
Contract owners’ equity at beginning of period	4,615	-	10,424	-	210,422	-	26	-

Contract owners’ equity at end of period	$8,485	4,615	69,190	10,424	53,302	210,422	9,580	26

CHANGE IN UNITS:
Beginning units	431	-	889	-	16,789	-	3	-
Units purchased	1,739	431	8,188	896	21,450	16,794	901	3
Units redeemed	(1,415)	-	(3,706)	(7)	(33,596)	(5)	(15)	-

Ending units	755	431	5,371	889	4,643	16,789	889	3

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVEBA		PMVFAD		PMVFHA		PMVHYA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,448	598	1,086	149	37	-	606	92
Realized gain (loss) on investments	749	9	(701)	2	-	-	(55)	2
Change in unrealized gain (loss) on investments	92	845	(249)	249	328	-	1,472	71
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,289	1,452	136	400	365	-	2,023	165

Equity transactions:
Purchase payments received from contract owners (note 4)	6,017	31,710	45	24,413	23,002	-	64,850	5,737
Transfers between funds	(1,998)	161	(24,112)	389	1,252	-	(2,107)	20
Redemptions (notes 2, 3, and 4)	(745)	(204)	(803)	(465)	(2)	-	(290)	(109)
Adjustments to maintain reserves	(5)	(1)	-	(3)	(3)	-	(8)	(1)

Net equity transactions	3,269	31,666	(24,870)	24,334	24,249	-	62,445	5,647

Net change in contract owners’ equity	5,558	33,118	(24,734)	24,734	24,614	-	64,468	5,812
Contract owners’ equity at beginning of period	33,118	-	24,734	-	-	-	5,812	-

Contract owners’ equity at end of period	$38,676	33,118	-	24,734	24,614	-	70,280	5,812

CHANGE IN UNITS:
Beginning units	3,032	-	2,356	-	-	-	537	-
Units purchased	9,105	3,371	2,564	2,411	2,234	-	6,477	553
Units redeemed	(8,812)	(339)	(4,920)	(55)	-	-	(858)	(16)

Ending units	3,325	3,032	-	2,356	2,234	-	6,156	537

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVID		PMVLDA		PMVLGA		PMVRRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$73,260	2,501	259	33	331	20	108	82
Realized gain (loss) on investments	(112)	168	(16)	-	557	-	2,163	9
Change in unrealized gain (loss) on investments	93,215	6,132	465	(24)	(1,050)	(330)	(40)	160
Reinvested capital gains	4,609	-	-	-	76	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	170,972	8,801	708	9	(86)	(310)	2,231	251

Equity transactions:
Purchase payments received from contract owners (note 4)	1,778,305	407,031	71,225	6,000	35,159	10,000	209,835	12,206
Transfers between funds	236,707	188,216	20,775	348	2,325	457	(216,296)	144
Redemptions (notes 2, 3, and 4)	(96,820)	(713)	(107)	(1)	(208)	-	(607)	(234)
Adjustments to maintain reserves	(22)	(1)	7	1	(1)	(1)	4	-

Net equity transactions	1,918,170	594,533	91,900	6,348	37,275	10,456	(7,064)	12,116

Net change in contract owners’ equity	2,089,142	603,334	92,608	6,357	37,189	10,146	(4,833)	12,367
Contract owners’ equity at beginning of period	603,334	-	6,357	-	10,146	-	12,367	-

Contract owners’ equity at end of period	$2,692,476	603,334	98,965	6,357	47,335	10,146	7,534	12,367

CHANGE IN UNITS:
Beginning units	57,035	-	617	-	904	-	1,166	-
Units purchased	284,820	61,931	9,440	617	5,308	904	20,847	1,198
Units redeemed	(102,407)	(4,896)	(710)	-	(2,614)	-	(21,376)	(32)

Ending units	239,448	57,035	9,347	617	3,598	904	637	1,166

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVSTA		PVDIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$92	-	31,546	2,206	1,477	270	24,212	(58)
Realized gain (loss) on investments	1	-	12,459	55	2	-	(12,513)	195
Change in unrealized gain (loss) on investments	2,887	-	50,320	(88)	3,271	55	3,383	3,617
Reinvested capital gains	-	-	19,388	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,980	-	113,713	2,173	4,750	325	15,082	3,754

Equity transactions:
Purchase payments received from contract owners (note 4)	29,626	-	2,553,303	397,900	302,201	57,388	164,290	135,864
Transfers between funds	-	-	(261,824)	16,727	(82,885)	13,244	(67,810)	34,110
Redemptions (notes 2, 3, and 4)	(13)	-	(132,970)	(1,474)	(10,972)	(659)	(5,892)	(898)
Adjustments to maintain reserves	1	-	(5)	-	(5)	(2)	4	(1)

Net equity transactions	29,614	-	2,158,504	413,153	208,339	69,971	90,592	169,075

Net change in contract owners’ equity	32,594	-	2,272,217	415,326	213,089	70,296	105,674	172,829
Contract owners’ equity at beginning of period	-	-	415,326	-	70,296	-	172,829	-

Contract owners’ equity at end of period	$32,594	-	2,687,543	415,326	283,385	70,296	278,503	172,829

CHANGE IN UNITS:
Beginning units	-	-	39,056	-	6,920	-	16,151	-
Units purchased	3,114	-	352,689	39,964	54,481	6,989	71,966	16,782
Units redeemed	(1)	-	(158,667)	(908)	(34,060)	(69)	(61,801)	(631)

Ending units	3,113	-	233,078	39,056	27,341	6,920	26,316	16,151

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVIB		TRBCG2		TRHS2		VEEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,617	(11)	(1,277)	(77)	(494)	(4)	1,423	-
Realized gain (loss) on investments	(3,960)	7	135,443	490	14,621	(12)	665	-
Change in unrealized gain (loss) on investments	3,240	(42)	173,442	3,491	64,941	(829)	18,713	-
Reinvested capital gains	2,036	-	43,077	4,454	43,295	2,245	2,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,933	(46)	350,685	8,358	122,363	1,400	23,141	-

Equity transactions:
Purchase payments received from contract owners (note 4)	183,530	52,995	1,182,845	213,808	552,671	50,000	61,909	-
Transfers between funds	(123,488)	159,731	(56,905)	(13,205)	162,756	(688)	21,836	-
Redemptions (notes 2, 3, and 4)	(12,068)	(95)	(322,362)	(1,573)	(46,376)	(1)	(624)	-
Adjustments to maintain reserves	29	-	(4)	-	4	(1)	10	-

Net equity transactions	48,003	212,631	803,574	199,030	669,055	49,310	83,131	-

Net change in contract owners’ equity	59,936	212,585	1,154,259	207,388	791,418	50,710	106,272	-
Contract owners’ equity at beginning of period	212,585	-	207,388	-	50,710	-	-	-

Contract owners’ equity at end of period	$272,521	212,585	1,361,647	207,388	842,128	50,710	106,272	-

CHANGE IN UNITS:
Beginning units	19,421	-	17,999	-	4,408	-	-	-
Units purchased	42,646	19,966	135,245	20,105	66,707	4,468	8,533	-
Units redeemed	(38,472)	(545)	(64,824)	(2,106)	(14,375)	(60)	(783)	-

Ending units	23,595	19,421	88,420	17,999	56,740	4,408	7,750	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGGS		VWHAS		VVB		VVCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$428	-	56	-	8,759	(25)	360	(27)
Realized gain (loss) on investments	(1,401)	-	542	-	(19,710)	(1)	2,340	2
Change in unrealized gain (loss) on investments	(8,804)	-	2,861	-	86,061	(1,287)	175,958	2,595
Reinvested capital gains	-	-	-	-	14,890	-	5,794	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,777)	-	3,459	-	90,000	(1,313)	184,452	2,570

Equity transactions:
Purchase payments received from contract owners (note 4)	12,135	-	-	-	1,078,289	-	515,486	-
Transfers between funds	103,167	-	5,520	-	239,837	460,002	(25,676)	27,654
Redemptions (notes 2, 3, and 4)	(1,192)	-	(49)	-	(14,910)	(154)	(18,447)	(3)
Adjustments to maintain reserves	15	-	-	-	(1)	1	7	-

Net equity transactions	114,125	-	5,471	-	1,303,215	459,849	471,370	27,651

Net change in contract owners’ equity	104,348	-	8,930	-	1,393,215	458,536	655,822	30,221
Contract owners’ equity at beginning of period	-	-	-	-	458,536	-	30,221	-

Contract owners’ equity at end of period	$104,348	-	8,930	-	1,851,751	458,536	686,043	30,221

CHANGE IN UNITS:
Beginning units	-	-	-	-	41,594	-	2,709	-
Units purchased	7,258	-	937	-	196,773	41,607	59,943	2,709
Units redeemed	(1,420)	-	(217)	-	(85,766)	(13)	(10,019)	-

Ending units	5,838	-	720	-	152,601	41,594	52,633	2,709

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVDV		VVEI		VVEIX		VVG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(922)	(40)	37,407	(708)	18,360	(677)	(595)	(826)
Realized gain (loss) on investments	8,491	43	(202,017)	145	(122,388)	456	17,107	405
Change in unrealized gain (loss) on investments	129,782	2,031	200,071	43,362	411,088	44,309	371,219	52,862
Reinvested capital gains	4,254	-	56,756	-	31,117	-	93,291	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,605	2,034	92,217	42,799	338,177	44,088	481,022	52,441

Equity transactions:
Purchase payments received from contract owners (note 4)	365,335	25,156	1,553,278	1,305,949	1,741,719	1,258,127	860,354	1,259,720
Transfers between funds	(23,940)	(671)	46,481	109,047	62,345	(4,329)	(202,357)	135,761
Redemptions (notes 2, 3, and 4)	(17,562)	(4)	(875,279)	(1,365)	(885,822)	(1,353)	(970,862)	(1,378)
Adjustments to maintain reserves	3	-	(76)	1	6	1	(1)	-

Net equity transactions	323,836	24,481	724,404	1,413,632	918,248	1,252,446	(312,866)	1,394,103

Net change in contract owners’ equity	465,441	26,515	816,621	1,456,431	1,256,425	1,296,534	168,156	1,446,544
Contract owners’ equity at beginning of period	26,515	-	1,456,431	-	1,296,534	-	1,446,544	-

Contract owners’ equity at end of period	$491,956	26,515	2,273,052	1,456,431	2,552,959	1,296,534	1,614,700	1,446,544

CHANGE IN UNITS:
Beginning units	2,441	-	132,814	-	116,272	-	131,396	-
Units purchased	48,341	2,504	503,570	133,172	476,152	116,780	397,854	131,980
Units redeemed	(10,037)	(63)	(434,516)	(358)	(397,663)	(508)	(426,186)	(584)

Ending units	40,745	2,441	201,868	132,814	194,761	116,272	103,064	131,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGBI		VVHGB		VVHYB		VVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(97)	-	35,593	(1,209)	3,695	(4)	1,306	(94)
Realized gain (loss) on investments	4	-	26,255	(23)	(4,348)	-	70,430	543
Change in unrealized gain (loss) on investments	951	-	202,436	(3,022)	64,614	(86)	290,355	8,990
Reinvested capital gains	-	-	-	-	-	-	7,839	-

Net increase (decrease) in contract owners’ equity resulting from operations	858	-	264,284	(4,254)	63,961	(90)	369,930	9,439

Equity transactions:
Purchase payments received from contract owners (note 4)	41,157	-	5,256,236	852,798	26,999	-	567,505	183,829
Transfers between funds	37,917	-	2,542,891	847,875	323,473	70,770	(163,242)	29,694
Redemptions (notes 2, 3, and 4)	(109)	-	(299,776)	(1,944)	(12,117)	(23)	(10,511)	(21)
Adjustments to maintain reserves	(3)	-	25	(2)	1	(1)	(2)	-

Net equity transactions	78,962	-	7,499,376	1,698,727	338,356	70,746	393,750	213,502

Net change in contract owners’ equity	79,820	-	7,763,660	1,694,473	402,317	70,656	763,680	222,941
Contract owners’ equity at beginning of period	-	-	1,694,473	-	70,656	-	222,941	-

Contract owners’ equity at end of period	$79,820	-	9,458,133	1,694,473	472,973	70,656	986,621	222,941

CHANGE IN UNITS:
Beginning units	-	-	161,157	-	6,685	-	20,378	-
Units purchased	7,187	-	968,402	161,584	50,394	6,687	89,566	20,899
Units redeemed	(9)	-	(288,802)	(427)	(14,500)	(2)	(52,400)	(521)

Ending units	7,178	-	840,757	161,157	42,579	6,685	57,544	20,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVMCI		VVREI		VVSTC		VVTISI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,749	(1,044)	2,091	(10)	28,600	(632)	30,967	(1,013)
Realized gain (loss) on investments	(339,417)	101	(24,733)	-	3,185	5	(242,709)	1,055
Change in unrealized gain (loss) on investments	393,736	58,269	79,922	1,032	77,569	2,852	356,158	68,353
Reinvested capital gains	110,638	-	2,746	-	-	-	11,165	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,706	57,326	60,026	1,022	109,354	2,225	155,581	68,395

Equity transactions:
Purchase payments received from contract owners (note 4)	1,255,494	1,625,366	553,106	5,000	1,407,830	1,007,986	1,270,099	1,590,470
Transfers between funds	(179,935)	151,038	(49,857)	123,890	983,904	140,329	8,563	162,932
Redemptions (notes 2, 3, and 4)	(1,115,218)	(1,819)	(16,229)	(42)	(111,475)	(714)	(1,140,103)	(2,724)
Adjustments to maintain reserves	(4)	(1)	3	1	(4)	(1)	6	-

Net equity transactions	(39,663)	1,774,584	487,023	128,849	2,280,255	1,147,600	138,565	1,750,678

Net change in contract owners’ equity	147,043	1,831,910	547,049	129,871	2,389,609	1,149,825	294,146	1,819,073
Contract owners’ equity at beginning of period	1,831,910	-	129,871	-	1,149,825	-	1,819,073	-

Contract owners’ equity at end of period	$1,978,953	1,831,910	676,920	129,871	3,539,434	1,149,825	2,113,219	1,819,073

CHANGE IN UNITS:
Beginning units	168,257	-	11,868	-	111,786	-	169,341	-
Units purchased	548,570	168,912	90,061	11,872	396,020	116,775	570,955	170,739
Units redeemed	(562,035)	(655)	(36,556)	(4)	(179,826)	(4,989)	(562,378)	(1,398)

Ending units	154,792	168,257	65,373	11,868	327,980	111,786	177,918	169,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVTSM		SVDF		MGRFV		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$29,149	(1,582)	(145)	(2)	(66)	-	733	2,575
Realized gain (loss) on investments	(78,922)	2,217	31,866	11	86	-	(3,120)	2
Change in unrealized gain (loss) on investments	816,616	106,598	25,498	595	5,204	-	(6,111)	6,111
Reinvested capital gains	89,179	-	11,862	-	165	-	13,068	3,222

Net increase (decrease) in contract owners’ equity resulting from operations	856,022	107,233	69,081	604	5,389	-	4,570	11,910

Equity transactions:
Purchase payments received from contract owners (note 4)	2,290,148	1,816,210	50,044	12,500	57,795	-	49,596	162,500
Transfers between funds	36,121	693,110	33,531	(245)	5,528	-	(226,256)	-
Redemptions (notes 2, 3, and 4)	(1,003,624)	(3,527)	(35,453)	(1)	(2,592)	-	(2,288)	(33)
Adjustments to maintain reserves	17	(1)	(4)	-	(1)	-	1	-

Net equity transactions	1,322,662	2,505,792	48,118	12,254	60,730	-	(178,947)	162,467

Net change in contract owners’ equity	2,178,684	2,613,025	117,199	12,858	66,119	-	(174,377)	174,377
Contract owners’ equity at beginning of period	2,613,025	-	12,858	-	-	-	174,377	-

Contract owners’ equity at end of period	$4,791,709	2,613,025	130,057	12,858	66,119	-	-	174,377

CHANGE IN UNITS:
Beginning units	235,922	-	1,099	-	-	-	15,788	-
Units purchased	688,602	238,659	14,179	1,120	6,146	-	20,947	15,788
Units redeemed	(563,679)	(2,737)	(8,432)	(21)	(243)	-	(36,735)	-

Ending units	360,845	235,922	6,846	1,099	5,903	-	-	15,788

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2
	2020	2019
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,247	-
Transfers between funds	(12,246)	-
Redemptions (notes 2, 3, and 4)	-	-
Adjustments to maintain reserves	(1)	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity at beginning of period	-	-

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	-
Units purchased	1,140	-
Units redeemed	(1,140)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Value Class B (ALVIVB)

AB Small/Mid Cap Value A (ALVSVA)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)*

ALPS Red Rocks Global Opportunity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Mid Cap Value II (ACVMV2)

American Century VP Value II (ACVV2)*

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds New World (AMVNW4)

BLACKROCK VAR SERIES TRST FNDS

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

COLUMBIA VARIABLE PORTFOLIO

CVP High Yield Bond Class 2 (CLVHY2)*

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FIDELITY VARIABLE INSURANCE PRODUCTS

Fidelity VIP Energy Service Class 2 (FNRS2)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Growth & Income - Serv II (FGI2)

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)*

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)

Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Financial Services (RFSF)*

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Var Ser High Yield Ser P (SBLP)

INVESCO V. I.

Invesco V.I. Global Real Estate I (IVRE)*

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. International Growth S1 (OVIG)

IVY VIP

Ivy VIP Energy (WRENG)*

Ivy VIP Mid Cap Growth (WRMCG)

JANUS ASPEN SERIES

Janus Henderson Balanced - Serv (JABS)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology and Innovation - Serv (JAGTS)

Janus Henderson Enterprise - Serv (JAMGS)

JOHN HANCOCK

JHancock VIT Emerging Markets Value II (JHEMV2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

LMPV EQUITY TRUST

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Series Total Return VC (LOVTRC)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Svc 2 (MNCPS2)

MFS

MFS VIT II Research International Service (MV2RIS)

MFS VIT III Mid Cap Value Service (MV3MVS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

MFS Utilities Series - Service (MVUSC)

MORGAN STANLEY

Morgan Stanley VIF Emerging Markets Debt II (MSEMB)

Morgan Stanley VIF Global Infrastructure II (MSGI2)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NW BlackRock NVIT Equity Dividend I (EIF)

NVIT Government Bond I (GBF)

NVIT International Equity I (GIG)

NVIT Investor Destinations Moderately Aggressive II (GVDMA)

NVIT Investor Destinations Moderately Conservative II (GVDMC)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT Investor Destinations Aggressive II (GVIDA)*

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVIT Investor Destinations Conservative II (GVIDC)

NVIT Investor Destinations Moderate II (GVIDM)

NVIT International Index - Class Y (GVIXY)

NW Federated NVIT High Income Bond I (HIBF)*

NVIT Investor Destinations Managed Growth II (IDPG2)

NVIT Investor Destinations Managed Growth & Income II (IDPGI2)

NVIT Mid Cap Index - Class Y (MCIFD)

NW Amundi NVIT Multi Sector Bond I (MSBF)

NVIT Managed American Funds Asset Alloc II (NAMAA2)

NVIT Managed American Funds Growth-Income II (NAMGI2)

NVIT Blueprint Managed Growth II (NCPG2)

NVIT Blueprint Managed Growth & Income II (NCPGI2)

NW JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)*

NW Mellon NVIT Multi Cap Value II (NVAMV2)*

NVIT Bond Index - Class Y (NVBXD)

NVIT Blueprint Capital Appreciation II (NVCCA2)

NVIT Blueprint Conservative II (NVCCN2)

NVIT Blueprint Moderately Aggressive II (NVCMA2)

NVIT Blueprint Moderately Conservative II (NVCMC2)

NVIT Blueprint Moderate II (NVCMD2)*

NVIT Blueprint Aggressive II (NVCRA2)*

NVIT Blueprint Balanced II (NVCRB2)

NVIT Investor Destinations Balanced II (NVDBL2)

NVIT Investor Destinations Capital Appreciation II (NVDCA2)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NW BlackRock NVIT Managed Global Alloc II (NVMGA2)

NW Wells Fargo Discovery II (NVMMG2)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NW Neuberger Berman NVIT Multi Cap Opportunities II (NVNMO2)

Nationwide Newton NVIT Sustainable U.S. Equity II (NVNSR2)

NVIT Real Estate II (NVRE2)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market I (SAM)

NVIT Multi-Manager Small Company I (SCF)

NVIT Multi-Manager Small Cap Growth II (SCGF2)

NVIT Multi-Manager Small Cap Value I (SCVF)

Nationwide NVIT AQR Large Cap Defensive Style Class 2 (TRF2)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Probabilities Class 1 (NOVPB1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Advisor (PMVAAD)*

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)*

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

PUTNAM VARIABLE TRUST

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Income Cl IB (PVIB)

Putnam VT International Value Class IB (PVIGIB)*

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Health Sciences II (TRHS2)

VANECK VIP

VanEck VIP Emerging Markets S (VEEMS)

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Global Hard Assets Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
NVIT Blueprint Capital Appreciation II (NVCCA2)	11/16/2020
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)	11/12/2020
NVIT Investor Destinations Capital Appreciation II (NVDCA2)	10/26/2020
NVIT DFA Capital Appreciation II (NVLCA2)	10/23/2020
Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)	10/15/2020
MainStay VP MacKay Convertible Svc 2 (MNCPS2)	9/28/2020

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NW Neuberger Berman NVIT Multi Cap Opportunities II (NVNMO2)	9/28/2020
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)	9/22/2020
Fidelity VIP Balanced - Serv II (FB2)	9/1/2020
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)	7/24/2020
Guggenheim Var Ser High Yield Ser P (SBLP)	7/24/2020
Vanguard VIF Global Bond Index (VVGBI)	6/4/2020
VanEck VIP Global Hard Assets Class S (VWHAS)	6/4/2020
Guggenheim Rydex Telecommunications (RTEL)	5/18/2020
Guggenheim Rydex Consumer Products (RCPF)	5/15/2020
Guggenheim Rydex Financial Services (RFSF)	5/15/2020
NVIT Managed American Funds Growth-Income II (NAMGI2)	5/4/2020
NW Wells Fargo Discovery II (NVMMG2)	5/4/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	5/1/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/1/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/1/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	5/1/2020
NVIT Investor Destinations Moderately Aggressive II (GVDMA)	4/20/2020
NVIT iShares ETF Global Equity Fund Y (NVGEY)	4/20/2020
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)	4/20/2020
VanEck VIP Emerging Markets S (VEEMS)	4/20/2020
Westchester Merger Fund VL (MGRFV)	4/9/2020
Fidelity VIP Growth & Income - Serv II (FGI2)	4/2/2020
Invesco Oppenheimer V.I. Global - S2 (OVGSS)	3/31/2020
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)	3/30/2020
Ivy VIP Energy (WRENG)	3/23/2020
DFA VA Global Moderate Allocation (DFVGMI)	3/3/2020
NVIT Blueprint Moderately Conservative II (NVCMC2)	2/24/2020
NVIT Investor Destinations Moderately Conservative II (GVDMC)	2/7/2020
NVIT Blueprint Managed Growth & Income II (NCPGI2)	1/27/2020
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	1/27/2020
JHancock VIT Emerging Markets Value II (JHEMV2)	1/16/2020
NVIT Multi-Manager Small Cap Growth II (SCGF2)	1/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	5/1/2019
Vanguard VIF Balanced (VVB)	5/1/2019
Vanguard VIF Capital Growth (VVCG)	5/1/2019
Vanguard VIF Diversified Value (VVDV)	5/1/2019
Vanguard VIF Equity Income (VVEI)	5/1/2019
Vanguard VIF Equity Index (VVEIX)	5/1/2019
Vanguard VIF Growth (VVG)	5/1/2019
Vanguard VIF Total Bond Market Index (VVHGB)	5/1/2019
Vanguard VIF High Yield Bond (VVHYB)	5/1/2019
Vanguard VIF International (VVI)	5/1/2019
Vanguard VIF Mid-Cap Index (VVMCI)	5/1/2019
Vanguard VIF REIT Index (VVREI)	5/1/2019
Vanguard VIF Short-Term Investment Grade (VVSTC)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019
Vanguard VIF Total Stock Market Index (VVTSM)	5/1/2019
American Century VP Inflation Protection Class II (ACVIP2)	2/22/2019
Alger Capital Appreciation Class I-2 (ALCAI2)	2/22/2019
AB International Value Class B (ALVIVB)	2/22/2019
AB Small/Mid Cap Value A (ALVSVA)	2/22/2019
American Funds Asset Allocation Class 4 (AMVAA4)	2/22/2019
American Funds Blue Chip Income and Growth 4 (AMVBC4)	2/22/2019
American Funds Bond Class 4 (AMVBD4)	2/22/2019
American Funds Global Growth Class 4 (AMVGG4)	2/22/2019
American Funds Growth-Income Class 4 (AMVGI4)	2/22/2019
American Funds Growth Class 4 (AMVGR4)	2/22/2019
American Funds High-Income Bond Class 4 (AMVHI4)	2/22/2019
American Funds International Class 4 (AMVI4)	2/22/2019

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	2/22/2019
BlackRock High Yield V.I. Cl3 (BRVHY3)	2/22/2019
BlackRock Total Return V.I. Cl3 (BRVTR3)	2/22/2019
DFA VA Equity Allocation (DFVEA)	2/22/2019
DFA VA Global Bond (DFVGB)	2/22/2019
DFA VA International Small (DFVIS)	2/22/2019
DFA VA International Value (DFVIV)	2/22/2019
DFA VA Short-Term Fixed (DFVSTF)	2/22/2019
DFA VA U.S. Large Value (DFVULV)	2/22/2019
DFA VA U.S. Targeted Value (DFVUTV)	2/22/2019
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)	2/22/2019
Delaware VIP Small Cap Value - Service (DWVSVS)	2/22/2019
NW BlackRock NVIT Equity Dividend I (EIF)	2/22/2019
Eaton Vance VT Floating-Rate Income (ETVFR)	2/22/2019
Fidelity VIP Contrafund - Serv II (FC2)	2/22/2019
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)	2/22/2019
Fidelity VIP Strategic Income - Serv II (FVSIS2)	2/22/2019
NVIT Government Bond I (GBF)	2/22/2019
NVIT International Equity I (GIG)	2/22/2019
NVIT S&P 500 Index - Class Y (GVEXD)	2/22/2019
NVIT Investor Destinations Conservative II (GVIDC)	2/22/2019
NVIT Investor Destinations Moderate II (GVIDM)	2/22/2019
NVIT International Index - Class Y (GVIXY)	2/22/2019
Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)	2/22/2019
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)	2/22/2019
NVIT Investor Destinations Managed Growth II (IDPG2)	2/22/2019
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)	2/22/2019
Janus Henderson Balanced - Serv (JABS)	2/22/2019
Janus Henderson Flexible Bond - Serv (JAFBS)	2/22/2019
Janus Henderson Global Technology and Innovation - Serv (JAGTS)	2/22/2019
Janus Henderson Enterprise - Serv (JAMGS)	2/22/2019
Lord Abbett Bond Debenture (LOVBD)	2/22/2019
Lord Abbett Series Total Return VC (LOVTRC)	2/22/2019
LMCBV Large Cap Growth I (LVCLGI)	2/22/2019
Lazard Retirement Emerging Markets Equity (LZREMS)	2/22/2019
NVIT Mid Cap Index - Class Y (MCIFD)	2/22/2019
MFS Growth Series - Service (MEGSS)	2/22/2019
NW Amundi NVIT Multi Sector Bond I (MSBF)	2/22/2019
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)	2/22/2019
Morgan Stanley VIF Global Infrastructure II (MSGI2)	2/22/2019
MFS Value Series - Service (MVFSC)	2/22/2019
MFS Utilities Series - Service (MVUSC)	2/22/2019
NVIT Managed American Funds Asset Alloc II (NAMAA2)	2/22/2019
NVIT Blueprint Managed Growth II (NCPG2)	2/22/2019
Ntrn Lts Probabilities Class 1 (NOVPB1)	2/22/2019
NVIT Bond Index - Class Y (NVBXD)	2/22/2019
NVIT Blueprint Conservative II (NVCCN2)	2/22/2019
NVIT Blueprint Moderately Aggressive II (NVCMA2)	2/22/2019
NVIT Blueprint Balanced II (NVCRB2)	2/22/2019
NVIT Investor Destinations Balanced II (NVDBL2)	2/22/2019
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	2/22/2019
NVIT DFA Moderate II (NVLM2)	2/22/2019
NW BlackRock NVIT Managed Global Alloc II (NVMGA2)	2/22/2019
NVIT Multi-Manager Mid Cap Value I (NVMMV1)	2/22/2019
Nationwide Newton NVIT Sustainable U.S. Equity II (NVNSR2)	2/22/2019
NVIT Real Estate II (NVRE2)	2/22/2019
NVIT Small Cap Index - Class Y (NVSIXD)	2/22/2019
Invesco Oppenheimer V.I. International Growth S1 (OVIG)	2/22/2019
PIMCO VIT Dynamic Bond - Admin (PMUBAM)	2/22/2019
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)	2/22/2019

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)	2/22/2019
PIMCO VIT High Yield - Admin (PMVHYA)	2/22/2019
PIMCO VIT Income - Admin (PMVID)	2/22/2019
PIMCO VIT Low Duration - Admin (PMVLDA)	2/22/2019
PIMCO VIT Long Term US Government - Admin (PMVLGA)	2/22/2019
PIMCO VIT Real Return - Admin (PMVRRA)	2/22/2019
PIMCO VIT Total Return - Admin (PMVTRA)	2/22/2019
Putnam VT Diversified Income Cl IB (PVDIB)	2/22/2019
Putnam VT Income Cl IB (PVIB)	2/22/2019
PIMCO VIT Short-Term - Admin (PVSTA)	2/22/2019
NVIT Government Money Market I (SAM)	2/22/2019
LMCBV Small Cap Growth II (SBVSG2)	2/22/2019
NVIT Multi-Manager Small Company I (SCF)	2/22/2019
NVIT Multi-Manager Small Cap Value I (SCVF)	2/22/2019
Wells Fargo VT Discovery (SVDF)	2/22/2019
T. Rowe Price Blue Chip Growth II (TRBCG2)	2/22/2019
Nationwide NVIT AQR Large Cap Defensive Style Class 2 (TRF2)	2/22/2019
T. Rowe Price Health Sciences II (TRHS2)	2/22/2019
Ivy VIP Mid Cap Growth (WRMCG)	2/22/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
NVLCA2	NVIT DFA Capital Appreciation II	NVDCA2	NVIT Investor Destinations Capital Appreciation II	10/23/2020
NVLM2	NVIT DFA Moderate II	GVIDM	NVIT Investor Destinations Moderate II	10/23/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Red Rocks Global Opportunity Cl III	ALPS/Red Rocks Listed Private Equity Cl III	5/1/2020
JAGTS	Janus Henderson Global Technology and Innovation - Serv	Janus Henderson Global Technology - Serv	5/1/2020
NCPG2	NVIT Blueprint Managed Growth II	NVIT Cardinal Managed Growth II	5/1/2020
NCPGI2	NVIT Blueprint Managed Growth & Income II	NVIT Cardinal Managed Growth & Income II	5/1/2020
NVAMV2	NW Mellon NVIT Multi Cap Value II	NW American Century NVIT Multi Cap Value II	5/1/2020
NVCCA2	NVIT Blueprint Capital Appreciation II	NVIT Cardinal Capital Appreciation II	5/1/2020
NVCCN2	NVIT Blueprint Conservative II	NVIT Cardinal Conservative II	5/1/2020
NVCMA2	NVIT Blueprint Moderately Aggressive II	NVIT Cardinal Moderately Aggressive II	5/1/2020
NVCMC2	NVIT Blueprint Moderately Conservative II	NVIT Cardinal Moderately Conservative II	5/1/2020
NVCMD2	NVIT Blueprint Moderate II	NVIT Cardinal Moderate II	5/1/2020
NVCRA2	NVIT Blueprint Aggressive II	NVIT Cardinal Aggressive II	5/1/2020
NVCRB2	NVIT Blueprint Balanced II	NVIT Cardinal Balanced II	5/1/2020
NVNSR2	Nationwide Newton NVIT Sustainable U.S. Equity II	NW Neuberger Berman NVIT Socially Responsible II	5/1/2020
TRF2	Nationwide NVIT AQR Large Cap Defensive Style Class 2	NVIT Nationwide II	5/1/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain sub-accounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$106,310,275	$-	$-	$106,310,275

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALCAI2	$600,228	$121,940
ALVIVB	48,536	33,264
ALVSVA	233,396	193,169
ARLPE3	21,674	3,042
ACVIP2	15,416	5,641
ACVMV2	80,043	1,029
AMVAA4	1,091,607	322,299
AMVBC4	1,173,233	458,222
AMVBD4	1,389,962	300,403
AMVGG4	1,303,904	324,558
AMVGI4	904,397	229,090
AMVGR4	1,693,806	299,587
AMVHI4	118,367	155,158
AMVI4	524,633	289,031
AMVNW4	1,455,064	340,300
BRVHY3	58,897	9,107
BRVTR3	1,836,646	477,708
DWVSVS	281,962	127,567
DFVEA	488,625	218,094
DFVGB	37,438	28,458
DFVGMI	28,920	133
DFVIS	314,913	257,873
DFVIV	214,302	102,109
DFVSTF	552,967	76,371
DFVULV	893,447	259,917
DFVUTV	553,002	104,657
ETVFR	39,503	30,441
FNRS2	12,963	1,594
FB2	163,314	11,918
FC2	695,377	320,623
FGI2	226,831	21,347

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FIGBP2	1,209,496	286,919
FVSIS2	973,761	295,502
FEOVF	781,512	314,511
GVMSAS	7,780	3
GVSSCS	160,976	132,338
GVFRB	1,041	-
GVTRBE	796,512	166,780
RCPF	45,222	23,706
RFSF	4,211	4,829
RTEL	38,188	15,326
SBLP	1,005	3
OVGIS	70,588	40,604
OVGSS	172,326	71,665
OVIG	152,233	128,134
WRENG	25,125	34,875
WRMCG	819,221	356,572
JABS	1,113,626	646,832
JAFBS	443,089	330,708
JAGTS	610,948	396,383
JAMGS	360,761	134,172
JHEMV2	43,952	6,457
LZREMS	47,218	17,829
LVCLGI	376,446	126,438
SBVSG2	322,153	202,268
LOVBD	1,346,864	487,626
LOVTRC	1,350,526	233,943
MNCPS2	29,555	3,358
MV2RIS	21,402	77
MV3MVS	41,994	206
MEGSS	312,864	45,098
MVFSC	229,917	106,345
MVUSC	92,051	28,073
MSEMB	5,010	7,533
MSGI2	91,039	27,250
DTRTFY	1,164,978	244,486
EIF	212,120	111,273
GBF	822,120	762,229
GIG	574,006	93,294
GVDMA	5,629	142
GVDMC	367,716	58,633
GVEXD	3,498,778	1,935,430
GVIDC	684,712	292,668
GVIDM	237,367	21,763
GVIXY	482,034	684,811
IDPG2	3,857,863	272,134
IDPGI2	734,682	335,077
MCIFD	994,234	191,987
MSBF	248,488	164,422
NAMAA2	7,058,202	1,930,110
NAMGI2	37,674	13,204
NCPG2	5,537,852	489,475
NCPGI2	340,754	77,014
NVBXD	926,549	1,457,649
NVCCA2	25,000	484
NVCCN2	346,128	500
NVCMA2	157,914	281,637
NVCMC2	376,816	36,426
NVCRB2	1,521,933	327,701
NVDBL2	953,871	592,493
NVDCA2	13,104	56

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVFIY	335,114	19,704
NVGEY	4,854	173
NVMGA2	29,668	42,821
NVMMG2	63,603	28,380
NVMMV1	170,598	183,568
NVNMO2	19,557	1,744
NVNSR2	338,385	97,268
NVRE2	112,470	146,901
NVSIXD	1,683,031	464,880
SAM	12,504,466	8,459,247
SCF	50,168	40,580
SCGF2	104,518	35,912
SCVF	16,603	12,946
TRF2	100,205	44,077
NOVPB1	264,373	374,039
PMUBAM	9,415	162
PMVEBA	41,829	37,107
PMVFAD	27,836	51,622
PMVFHA	24,297	9
PMVHYA	72,324	9,265
PMVID	2,911,916	915,873
PMVLDA	99,505	7,352
PMVLGA	70,475	32,792
PMVRRA	225,042	232,004
PMVRSA	29,728	22
PMVTRA	3,781,951	1,572,517
PVSTA	434,755	224,934
PVDIB	444,582	329,784
PVIB	465,740	405,089
TRBCG2	1,644,600	799,220
TRHS2	882,832	170,980
VEEMS	92,259	5,375
VVGGS	135,281	20,742
VWHAS	7,900	2,374
VVB	2,282,584	955,720
VVCG	593,084	115,567
VVDV	437,218	110,054
VVEI	3,452,859	2,634,293
VVEIX	3,313,204	2,345,484
VVG	2,581,461	2,801,630
VVGBI	79,068	199
VVHGB	10,163,903	2,628,935
VVHYB	497,349	155,297
VVI	1,008,780	605,884
VVMCI	3,430,484	3,337,756
VVREI	871,294	379,438
VVSTC	4,016,991	1,708,133
VVTISI	3,365,490	3,184,796
VVTSM	5,658,487	4,217,504
SVDF	194,719	134,881
MGRFV	63,487	2,658

	$129,542,851	$60,259,803

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	0.20%	33,991	$17.02	$578,428	0.00%	41.47%
2019	0.20%	2,392	12.03	28,774	0.00%	20.29	%****
AB International Value Class B (ALVIVB)
2020	0.20%	2,564	11.24	28,830	0.92%	2.01%
2019	0.20%	1,217	11.02	13,418	0.81%	10.23	%****
AB Small/Mid Cap Value A (ALVSVA)
2020	0.20%	16,258	11.15	181,288	0.68%	3.16%
2019	0.20%	11,622	10.81	125,626	0.42%	8.09	%****
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
2020	0.20%	1,673	13.80	23,089	16.39%	9.03	%****
American Century VP Inflation Protection Class II (ACVIP2)
2020	0.20%	1,368	11.63	15,927	1.37%	9.34%
2019	0.20%	477	10.64	5,073	0.42%	6.41	%****
American Century VP Mid Cap Value II (ACVMV2)
2020	0.20%	6,328	13.08	82,765	0.68%	30.79	%****
American Funds Asset Allocation Class 4 (AMVAA4)
2020	0.20%	93,234	12.67	1,181,680	1.59%	11.93%
2019	0.20%	31,403	11.32	355,572	2.96%	13.23	%****
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2020	0.20%	98,902	12.30	1,216,892	1.99%	8.25%
2019	0.20%	33,554	11.37	381,362	2.18%	13.66	%****
American Funds Bond Class 4 (AMVBD4)
2020	0.20%	113,272	11.67	1,322,258	3.13%	9.16%
2019	0.20%	19,894	10.69	212,734	4.76%	6.94	%****
American Funds Global Growth Class 4 (AMVGG4)
2020	0.20%	87,157	15.78	1,375,110	0.18%	29.91%
2019	0.20%	16,442	12.15	199,697	1.56%	21.45	%****
American Funds Growth-Income Class 4 (AMVGI4)
2020	0.20%	63,691	13.08	832,912	1.66%	13.02%
2019	0.20%	11,872	11.57	137,372	2.31%	15.71	%****
American Funds Growth Class 4 (AMVGR4)
2020	0.20%	100,682	18.00	1,812,759	0.21%	51.41%
2019	0.20%	7,423	11.89	88,268	0.70%	18.91	%****
American Funds High-Income Bond Class 4 (AMVHI4)
2020	0.20%	3,595	11.37	40,864	1.83%	7.52%
2019	0.20%	7,236	10.57	76,495	3.81%	5.72	%****
American Funds International Class 4 (AMVI4)
2020	0.20%	41,912	12.76	534,607	0.32%	13.43%
2019	0.20%	18,952	11.25	213,111	3.19%	12.45	%****
American Funds New World (AMVNW4)
2020	0.20%	108,626	14.37	1,560,689	0.04%	23.05%
2019	0.20%	13,428	11.68	156,789	0.72%	16.77	%****
BlackRock High Yield V.I. Cl3 (BRVHY3)
2020	0.20%	5,186	11.61	60,192	3.58%	6.82%
2019	0.20%	529	10.87	5,751	4.04%	8.65	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Total Return V.I. Cl3 (BRVTR3)
2020	0.20%	133,261	11.60	1,545,997	1.57%	8.33%
2019	0.20%	19,033	10.71	203,824	2.00%	7.09	%****
Delaware VIP Small Cap Value - Service (DWVSVS)
2020	0.20%	21,935	11.01	241,550	0.86%	-2.37%
2019	0.20%	5,493	11.28	61,957	0.00%	12.80	%****
DFA VA Equity Allocation (DFVEA)
2020	0.55%	37,228	12.75	474,676	1.51%	11.54%
2019	0.55%	11,002	11.43	125,765	2.41%	14.31	%****
DFA VA Global Bond (DFVGB)
2020	0.55%	3,617	10.35	37,418	0.02%	0.90%
2019	0.55%	2,732	10.25	28,013	2.53%	2.53	%****
DFA VA Global Moderate Allocation (DFVGMI)
2020	0.55%	2,728	12.23	33,351	1.18%	10.68	%****
DFA VA International Small (DFVIS)
2020	0.55%	19,445	12.40	241,207	1.58%	8.81%
2019	0.55%	14,250	11.40	162,449	4.32%	14.00	%****
DFA VA International Value (DFVIV)
2020	0.55%	15,999	10.57	169,158	2.16%	-2.30%
2019	0.55%	4,895	10.82	52,970	0.00%	8.22	%****
DFA VA Short-Term Fixed (DFVSTF)
2020	0.55%	52,583	10.15	533,744	0.81%	0.05%
2019	0.55%	5,815	10.15	58,997	2.35%	1.46	%****
DFA VA U.S. Large Value (DFVULV)
2020	0.55%	80,602	11.29	909,927	2.61%	-1.92%
2019	0.55%	16,052	11.51	184,758	2.66%	15.10	%****
DFA VA U.S. Targeted Value (DFVUTV)
2020	0.55%	54,176	11.26	610,006	3.20%	3.41%
2019	0.55%	5,457	10.89	59,421	1.43%	8.88	%****
Eaton Vance VT Floating-Rate Income (ETVFR)
2020	0.20%	3,643	10.50	38,237	2.47%	1.80%
2019	0.20%	2,853	10.31	29,416	2.93%	3.11	%****
Fidelity VIP Energy Service Class 2 (FNRS2)
2020	0.20%	1,000	11.66	11,663	2.48%	16.63	%****
Fidelity VIP Balanced - Serv II (FB2)
2020	0.20%	11,670	13.99	163,245	1.10%	21.88	%****
Fidelity VIP Contrafund - Serv II (FC2)
2020	0.20%	45,010	15.41	693,488	0.05%	29.97%
2019	0.20%	19,097	11.85	226,371	0.46%	18.54	%****
Fidelity VIP Growth & Income - Serv II (FGI2)
2020	0.20%	20,375	12.61	256,933	1.89%	7.38	%****
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2020	0.20%	100,710	11.67	1,174,931	3.29%	8.94%
2019	0.20%	21,323	10.71	228,339	2.24%	7.09	%****
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2020	0.20%	81,934	11.38	932,147	4.52%	6.95%
2019	0.20%	21,611	10.64	229,901	8.96%	6.38	%****
First Eagle Overseas (FEOVF)
2020	0.20%	62,264	11.45	713,177	2.46%	6.64%
2019	0.20%	19,962	10.74	214,414	0.42%	7.41	%****
Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)
2020	0.20%	711	11.22	7,974	1.87%	6.51	%****
Goldman Sachs VIT Sm Cp Eq Insghts Svc (GVSSCS)
2020	0.20%	11,580	11.97	138,583	0.00%	8.15%
2019	0.20%	6,952	11.07	76,931	0.21%	10.66	%****
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2020	0.20%	104	10.35	1,077	0.00%	-0.19	%****
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2020	0.20%	64,346	11.82	760,746	1.38%	13.98%
2019	0.20%	10,134	10.37	105,120	1.13%	3.73	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Rydex Consumer Products (RCPF)
2020	0.20%	1,815	12.32	22,363	0.83%	7.36	%****
Guggenheim Rydex Telecommunications (RTEL)
2020	0.20%	1,952	11.41	22,266	0.85%	9.28	%****
Guggenheim Var Ser High Yield Ser P (SBLP)
2020	0.20%	97	11.20	1,086	0.00%	4.43	%****
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2020	0.20%	2,394	13.47	32,237	0.00%	13.47	%****
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2020	0.20%	8,051	14.76	118,826	0.42%	27.08	%****
Invesco Oppenheimer V.I. International Growth S1 (OVIG)
2020	0.20%	9,214	14.30	131,765	0.52%	21.26%
2019	0.20%	5,793	11.79	68,317	0.81%	17.93	%****
Ivy VIP Mid Cap Growth (WRMCG)
2020	0.20%	48,681	17.62	857,519	0.00%	48.70%
2019	0.20%	14,108	11.85	167,127	0.00%	18.46	%****
Janus Henderson Balanced - Serv (JABS)
2020	0.20%	63,788	13.07	833,665	2.47%	13.80%
2019	0.20%	24,767	11.48	284,441	0.00%	14.85	%****
Janus Henderson Flexible Bond - Serv (JAFBS)
2020	0.20%	32,184	11.81	380,127	1.39%	10.03%
2019	0.20%	23,031	10.73	247,222	4.01%	7.34	%****
Janus Henderson Global Technology and Innovation - Serv (JAGTS)
2020	0.20%	23,874	18.82	449,383	0.00%	50.43%
2019	0.20%	8,841	12.51	110,628	0.00%	25.13	%****
Janus Henderson Enterprise - Serv (JAMGS)
2020	0.20%	29,011	13.93	404,045	0.04%	18.94%
2019	0.20%	9,588	11.71	112,270	0.03%	17.09	%****
JHancock VIT Emerging Markets Value II (JHEMV2)
2020	0.30%	4,071	10.83	44,082	3.16%	3.05	%****
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	0.20%	4,348	11.01	47,856	2.55%	-1.47%
2019	0.20%	1,186	11.17	13,250	0.00%	11.71	%****
LMCBV Large Cap Growth I (LVCLGI)
2020	0.20%	24,213	15.47	374,591	0.02%	30.48%
2019	0.20%	5,758	11.86	68,272	0.38%	18.57	%****
LMCBV Small Cap Growth II (SBVSG2)
2020	0.20%	20,084	15.92	319,724	0.00%	42.63%
2019	0.20%	11,064	11.16	123,492	0.00%	11.62	%****
Lord Abbett Bond Debenture (LOVBD)
2020	0.20%	115,971	11.55	1,339,008	5.56%	7.09%
2019	0.20%	39,532	10.78	426,223	8.60%	7.82	%****
Lord Abbett Series Total Return VC (LOVTRC)
2020	0.20%	107,963	11.38	1,228,913	3.45%	7.21%
2019	0.20%	8,952	10.62	95,041	3.04%	6.17	%****
MainStay VP MacKay Convertible Svc 2 (MNCPS2)
2020	0.20%	2,079	15.05	31,281	0.10%	35.30	%****
MFS VIT II Research International Service (MV2RIS)
2020	0.20%	1,634	13.42	21,930	0.00%	34.21	%****
MFS VIT III Mid Cap Value Service (MV3MVS)
2020	0.20%	3,107	13.74	42,677	0.00%	37.36	%****
MFS Growth Series - Service (MEGSS)
2020	0.20%	23,420	16.06	376,035	0.00%	31.27%
2019	0.20%	3,621	12.23	44,289	0.00%	22.31	%****
MFS Value Series - Service (MVFSC)
2020	0.20%	16,439	12.09	198,794	0.86%	3.01%
2019	0.20%	5,726	11.74	67,221	0.00%	17.39	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Utilities Series - Service (MVUSC)
2020	0.20%	7,344	12.04	88,428	1.95%	5.41%
2019	0.20%	1,905	11.42	21,762	0.00%	14.23	%****
Morgan Stanley VIF Emerging Markets Debt II (MSEMB)
2020	0.20%	95	11.37	1,081	2.65%	5.32%
2019	0.20%	344	10.80	3,710	5.21%	7.99	%****
Morgan Stanley VIF Global Infrastructure II (MSGI2)
2020	0.20%	7,180	11.32	81,266	1.76%	-1.63%
2019	0.20%	1,166	11.51	13,418	2.46%	15.06	%****
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2020	0.45%	93,686	10.89	1,020,462	3.20%	3.63%
2019	0.45%	9,294	10.51	97,696	8.27%	5.11	%****
NW BlackRock NVIT Equity Dividend I (EIF)
2020	0.20%	13,767	12.16	167,423	3.20%	3.42%
2019	0.20%	5,010	11.76	58,914	2.71%	17.59	%****
NVIT Government Bond I (GBF)
2020	0.20%	11,353	11.14	126,436	1.45%	5.87%
2019	0.20%	6,198	10.52	65,195	7.99%	5.19	%****
NVIT International Equity I (GIG)
2020	0.20%	45,145	11.90	537,368	1.93%	7.73%
2019	0.20%	3,834	11.05	42,357	2.57%	10.49	%****
NVIT Investor Destinations Moderately Aggressive II (GVDMA)
2020	0.20%	510	12.68	6,468	0.22%	12.10	%****
NVIT Investor Destinations Moderately Conservative II (GVDMC)
2020	0.20%	29,193	11.79	344,067	0.15%	8.34	%****
NVIT S&P 500 Index - Class Y (GVEXD)
2020	0.55%	200,504	14.00	2,806,269	4.35%	17.59%
2019	0.55%	100,526	11.90	1,196,528	2.83%	19.03	%****
NVIT Investor Destinations Conservative II (GVIDC)
2020	0.20%	39,805	11.35	451,697	0.15%	6.50%
2019	0.20%	1,427	10.66	15,201	1.95%	6.55	%****
NVIT Investor Destinations Moderate II (GVIDM)
2020	0.20%	19,807	12.23	242,175	0.00%	10.12%
2019	0.20%	999	11.10	11,092	0.00%	11.03	%****
NVIT International Index - Class Y (GVIXY)
2020	0.55%	8,751	12.08	105,680	0.63%	7.07%
2019	0.55%	31,783	11.28	358,487	5.49%	12.79	%****
NVIT Investor Destinations Managed Growth II (IDPG2)
2020	0.20%	366,132	11.76	4,305,214	0.16%	6.12%
2019	0.20%	16,630	11.08	184,274	2.14%	10.81	%****
NVIT Investor Destinations Managed Growth & Income II (IDPGI2)
2020	0.20%	57,693	11.41	658,535	0.12%	4.35%
2019	0.20%	20,154	10.94	220,454	2.69%	9.39	%****
NVIT Mid Cap Index - Class Y (MCIFD)
2020	0.55%	72,250	12.60	910,012	8.12%	12.66%
2019	0.55%	9,151	11.18	102,307	1.83%	11.80	%****
NW Amundi NVIT Multi Sector Bond I (MSBF)
2020	0.20%	21,072	11.08	233,464	2.34%	3.85%
2019	0.20%	12,666	10.67	135,131	8.37%	6.68	%****
NVIT Managed American Funds Asset Alloc II (NAMAA2)
2020	0.20%	595,532	12.11	7,212,199	1.94%	6.88%
2019	0.20%	156,335	11.33	1,771,460	4.66%	13.31	%****
NVIT Managed American Funds Growth-Income II (NAMGI2)
2020	0.20%	2,091	12.24	25,598	0.66%	6.77	%****
NVIT Blueprint Managed Growth II (NCPG2)
2020	0.20%	498,415	11.83	5,893,976	0.91%	7.14%
2019	0.20%	37,176	11.04	410,306	5.80%	10.37	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Blueprint Managed Growth & Income II (NCPGI2)
2020	0.20%	24,395	11.46	279,685	0.42%	4.83	%****
NVIT Bond Index - Class Y (NVBXD)
2020	0.55%	18,753	11.37	213,303	0.68%	6.75%
2019	0.55%	67,580	10.66	720,098	4.02%	6.56	%****
NVIT Blueprint Capital Appreciation II (NVCCA2)
2020	0.20%	2,057	12.44	25,595	0.00%	11.24	%****
NVIT Blueprint Conservative II (NVCCN2)
2020	0.20%	33,186	11.49	381,418	0.26%	7.38%
NVIT Blueprint Moderately Aggressive II (NVCMA2)
2020	0.20%	1,051	12.64	13,282	1.01%	12.04%
2019	0.20%	12,514	11.28	141,167	0.00%	12.80	%****
NVIT Blueprint Moderately Conservative II (NVCMC2)
2020	0.20%	30,983	11.86	367,400	0.58%	8.84	%****
NVIT Blueprint Balanced II (NVCRB2)
2020	0.20%	113,257	12.02	1,361,820	0.87%	9.46%
2019	0.20%	5,726	10.98	62,904	1.46%	9.85	%****
NVIT Investor Destinations Balanced II (NVDBL2)
2020	0.20%	32,584	11.98	390,421	0.06%	9.19%
2019	0.20%	1,011	10.97	11,092	0.00%	9.74	%****
NVIT Investor Destinations Capital Appreciation II (NVDCA2)
2020	0.20%	1,141	12.50	14,271	0.01%	11.40	%****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2020	0.55%	28,657	11.48	329,081	4.41%	7.16%
2019	0.55%	1,492	10.72	15,991	0.00%	7.16	%****
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2020	0.55%	479	13.25	6,348	1.87%	15.68	%****
NW BlackRock NVIT Managed Global Alloc II (NVMGA2)
2020	0.20%	1,202	12.64	15,190	0.87%	14.32%
2019	0.20%	2,414	11.05	26,681	0.89%	10.55	%****
NW Wells Fargo Discovery II (NVMMG2)
2020	0.20%	1,901	18.73	35,600	0.00%	60.18	%****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2020	0.20%	5,862	11.06	64,856	1.54%	-1.27%
2019	0.20%	8,007	11.21	89,731	2.61%	12.06	%****
NW Neuberger Berman NVIT Multi Cap Opportunities II (NVNMO2)
2020	0.20%	1,574	13.29	20,922	0.32%	13.17	%****
Nationwide Newton NVIT Sustainable U.S. Equity II (NVNSR2)
2020	0.20%	22,351	13.14	293,613	1.53%	13.11%
2019	0.20%	861	11.61	9,994	0.00%	16.14	%****
NVIT Real Estate II (NVRE2)
2020	0.20%	4,607	10.88	50,137	0.99%	-5.88%
2019	0.20%	7,140	11.56	82,558	1.79%	15.63	%****
NVIT Small Cap Index - Class Y (NVSIXD)
2020	0.55%	121,845	13.15	1,602,417	3.16%	19.06%
2019	0.55%	23,606	11.05	260,757	2.14%	10.46	%****
NVIT Government Money Market I (SAM)
2020	0.20%	477,463	10.13	4,835,775	0.11%	0.04%
2019	0.20%	78,089	10.12	790,549	1.28%	1.24	%****
NVIT Multi-Manager Small Company I (SCF)
2020	0.20%	2,731	13.43	36,683	0.02%	22.44%
2019	0.20%	1,392	10.97	15,273	0.07%	9.70	%****
NVIT Multi-Manager Small Cap Growth II (SCGF2)
2020	0.20%	4,845	16.22	78,574	0.00%	40.23	%****
NVIT Multi-Manager Small Cap Value I (SCVF)
2020	0.20%	755	11.24	8,485	0.04%	4.94%
2019	0.20%	431	10.71	4,615	1.07%	7.09	%****
Nationwide NVIT AQR Large Cap Defensive Style Class 2 (TRF2)
2020	0.20%	5,371	12.88	69,190	0.79%	9.83%
2019	0.20%	889	11.73	10,424	0.81%	17.29	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ntrn Lts Probabilities Class 1 (NOVPB1)
2020	0.20%	4,643	11.48	53,302	0.00%	-8.41%
2019	0.20%	16,789	12.53	210,422	0.00%	25.34	%****
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2020	0.20%	889	10.78	9,580	2.71%	4.60%
2019	0.20%	3	10.30	26	3.15%	3.03	%****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020	0.20%	3,325	11.63	38,676	3.40%	6.49%
2019	0.20%	3,032	10.92	33,118	3.40%	9.23	%****
PIMCO VIT International Bond (unhedged) Advisor (PMVFAD)
2019	0.20%	2,356	10.50	24,734	1.50%	4.97	%****
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
2020	0.20%	2,234	11.02	24,614	0.26%	5.35	%****
PIMCO VIT High Yield - Admin (PMVHYA)
2020	0.20%	6,156	11.42	70,280	1.89%	5.53%
2019	0.20%	537	10.82	5,812	3.77%	8.20	%****
PIMCO VIT Income - Admin (PMVID)
2020	0.20%	239,448	11.24	2,692,476	3.22%	6.30%
2019	0.20%	57,035	10.58	603,334	1.57%	5.78	%****
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	0.20%	9,347	10.59	98,965	0.57%	2.78%
2019	0.20%	617	10.30	6,357	0.59%	3.00	%****
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	0.20%	3,598	13.16	47,335	1.39%	17.16%
2019	0.20%	904	11.23	10,146	0.22%	12.29	%****
PIMCO VIT Real Return - Admin (PMVRRA)
2020	0.20%	637	11.83	7,534	0.07%	11.49%
2019	0.20%	1,166	10.61	12,367	1.63%	6.09	%****
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020	0.20%	3,113	10.47	32,594	0.33%	1.15	%****
PIMCO VIT Total Return - Admin (PMVTRA)
2020	0.20%	233,078	11.53	2,687,543	1.84%	8.43%
2019	0.20%	39,056	10.63	415,326	2.26%	6.34	%****
PIMCO VIT Short-Term - Admin (PVSTA)
2020	0.20%	27,341	10.36	283,385	0.94%	2.04%
2019	0.20%	6,920	10.16	70,296	0.45%	1.58	%****
Putnam VT Diversified Income Cl IB (PVDIB)
2020	0.20%	26,316	10.58	278,503	5.07%	-1.10%
2019	0.20%	16,151	10.70	172,829	0.00%	7.01	%****
Putnam VT Income Cl IB (PVIB)
2020	0.20%	23,595	11.55	272,521	4.60%	5.52%
2019	0.20%	19,421	10.95	212,585	0.00%	9.46	%****
T. Rowe Price Blue Chip Growth II (TRBCG2)
2020	0.20%	88,420	15.40	1,361,647	0.00%	33.65%
2019	0.20%	17,999	11.52	207,388	0.00%	15.23	%****
T. Rowe Price Health Sciences II (TRHS2)
2020	0.20%	56,740	14.84	842,128	0.00%	29.01%
2019	0.20%	4,408	11.50	50,710	0.00%	15.04	%****
VanEck VIP Emerging Markets S (VEEMS)
2020	0.20%	7,750	13.71	106,272	1.96%	16.66	%****
VanEck VIP Global Gold Class S (VVGGS)
2020	0.20%	5,838	17.87	104,348	1.05%	38.35	%****
VanEck VIP Global Hard Assets Class S (VWHAS)
2020	0.20%	720	12.40	8,930	0.73%	18.59	%****
Vanguard VIF Balanced (VVB)
2020	0.55%	152,601	12.13	1,851,751	1.66%	10.07%
2019	0.55%	41,594	11.02	458,536	0.00%	10.24	%****

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard VIF Capital Growth (VVCG)
2020	0.55%	52,633	13.03	686,043	0.57%	16.83%
2019	0.55%	2,709	11.16	30,221	0.00%	11.57	%****
Vanguard VIF Diversified Value (VVDV)
2020	0.55%	40,745	12.07	491,956	0.19%	11.17%
2019	0.55%	2,441	10.86	26,515	0.00%	8.61	%****
Vanguard VIF Equity Income (VVEI)
2020	0.55%	201,868	11.26	2,273,052	2.81%	2.68%
2019	0.55%	132,814	10.97	1,456,431	0.00%	9.66	%****
Vanguard VIF Equity Index (VVEIX)
2020	0.55%	194,761	13.11	2,552,959	1.60%	17.55%
2019	0.55%	116,272	11.15	1,296,534	0.00%	11.51	%****
Vanguard VIF Growth (VVG)
2020	0.55%	103,064	15.67	1,614,700	0.45%	42.31%
2019	0.55%	131,396	11.01	1,446,544	0.00%	10.09	%****
Vanguard VIF Global Bond Index (VVGBI)
2020	0.55%	7,178	11.12	79,820	0.00%	6.09	%****
Vanguard VIF Total Bond Market Index (VVHGB)
2020	0.55%	840,757	11.25	9,458,133	1.11%	6.99%
2019	0.55%	161,157	10.51	1,694,473	0.00%	5.14	%****
Vanguard VIF High Yield Bond (VVHYB)
2020	0.55%	42,579	11.11	472,973	1.54%	5.09%
2019	0.55%	6,685	10.57	70,656	0.00%	5.70	%****
Vanguard VIF International (VVI)
2020	0.55%	57,544	17.15	986,621	0.65%	56.72%
2019	0.55%	20,378	10.94	222,941	0.00%	9.40	%****
Vanguard VIF Mid-Cap Index (VVMCI)
2020	0.55%	154,792	12.78	1,978,953	1.87%	17.42%
2019	0.55%	168,257	10.89	1,831,910	0.00%	8.88	%****
Vanguard VIF REIT Index (VVREI)
2020	0.55%	65,373	10.35	676,920	0.76%	-5.37%
2019	0.55%	11,868	10.94	129,871	0.00%	9.43	%****
Vanguard VIF Short-Term Investment Grade (VVSTC)
2020	0.55%	327,980	10.79	3,539,434	1.70%	4.92%
2019	0.55%	111,786	10.29	1,149,825	0.00%	2.86	%****
Vanguard VIF Total International Stock Market Index (VVTISI)
2020	0.55%	177,918	11.88	2,113,219	1.12%	10.57%
2019	0.55%	169,341	10.74	1,819,073	0.00%	7.42	%****
Vanguard VIF Total Stock Market Index (VVTSM)
2020	0.55%	360,845	13.28	4,791,709	0.76%	19.89%
2019	0.55%	235,922	11.08	2,613,025	0.00%	10.76	%****
Wells Fargo VT Discovery (SVDF)
2020	0.20%	6,846	19.00	130,057	0.00%	62.33%
2019	0.20%	1,099	11.70	12,858	0.00%	17.03	%****
Westchester Merger Fund VL (MGRFV)
2020	0.20%	5,903	11.20	66,119	0.00%	7.16	%****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VARIABLE ACCOUNT-15 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-15:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the year ended December 31, 2020 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
a)	Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
b)	Form of Pro 4 Option – Filed previously with Post-Effective Amendment No. 5 on September 16, 2020 (File No. 333-227783) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
2)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm

15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
16)	Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
18)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
19)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
20)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
23)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
24)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
25)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

30)	Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
33)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
34)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
35)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
36)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
37)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
38)	Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
(39)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
(40)	Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
9)	Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler

Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 67 and 53 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-15
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact